UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

1.813046.104

LTB-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.0%
Newell Rubbermaid, Inc. 6.25% 4/15/18	$ 385,000	$ 290,368
Media - 0.4%
Time Warner Cable, Inc.:
5.85% 5/1/17	1,328,000	1,114,906
6.75% 7/1/18	1,250,000	1,096,295
Viacom, Inc. 6.125% 10/5/17	905,000	735,941
		2,947,142
TOTAL CONSUMER DISCRETIONARY		3,237,510
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Diageo Capital PLC 5.75% 10/23/17	1,678,000	1,516,444
PepsiCo, Inc. 7.9% 11/1/18	840,000	937,305
		2,453,749
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (h)	2,510,000	1,305,200
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	867,000	788,802
Kraft Foods, Inc. 6.125% 2/1/18	1,012,000	932,810
		1,721,612
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	1,160,000	1,173,824
Philip Morris International, Inc.:
4.875% 5/16/13	851,000	814,044
5.65% 5/16/18	807,000	724,301
Reynolds American, Inc. 7.25% 6/15/37	1,575,000	1,015,006
		3,727,175
TOTAL CONSUMER STAPLES		9,207,736
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 5.15% 3/15/13	1,345,000	1,188,044
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	417,922
Gazstream SA 5.625% 7/22/13 (b)	1,685,785	1,400,044
Nexen, Inc. 6.4% 5/15/37	1,015,000	733,576
NGPL PipeCo LLC 6.514% 12/15/12 (b)	800,000	745,321
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada:
6.05% 5/15/18	$ 435,000	$ 342,165
6.8% 5/15/38	285,000	202,682
Suncor Energy, Inc. 6.1% 6/1/18	975,000	822,684
TEPPCO Partners LP 6.65% 4/15/18	588,000	480,411
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,138,000	968,051
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	475,760
Valero Energy Corp. 6.625% 6/15/37	745,000	558,335
		7,146,951
TOTAL ENERGY		8,334,995
FINANCIALS - 5.4%
Capital Markets - 0.9%
BlackRock, Inc. 6.25% 9/15/17	1,720,000	1,531,036
Goldman Sachs Group, Inc. 6.75% 10/1/37	1,280,000	820,584
Lehman Brothers Holdings, Inc. 6.875% 5/2/18 (a)	760,000	76,000
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	812,000	749,779
6.15% 4/25/13	360,000	340,360
6.875% 4/25/18	62,000	58,382
Morgan Stanley:
4.57% 1/9/12 (h)	900,000	713,179
5.45% 1/9/17	200,000	157,906
5.95% 12/28/17	400,000	321,853
6.625% 4/1/18	1,200,000	995,239
Northern Trust Corp. 5.5% 8/15/13	215,000	211,581
UBS AG Stamford Branch 5.75% 4/25/18	1,420,000	1,204,789
		7,180,688
Commercial Banks - 1.3%
American Express Bank FSB 5.5% 4/16/13	1,861,000	1,649,518
Credit Suisse First Boston 6% 2/15/18	1,505,000	1,272,614
Credit Suisse First Boston New York Branch 5% 5/15/13	712,000	671,341
HBOS PLC 6.75% 5/21/18 (b)	1,040,000	864,281
National City Bank, Cleveland 4.15% 8/1/09	1,523,000	1,459,709
Standard Chartered Bank 6.4% 9/26/17 (b)	2,781,000	2,265,747
Wells Fargo & Co. 5.625% 12/11/17	2,063,000	1,957,028
		10,140,238
Consumer Finance - 1.4%
American General Finance Corp. 6.9% 12/15/17	960,000	396,570
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
4.8% 5/1/13	$ 5,300,000	$ 5,050,259
5.625% 9/15/17	1,130,000	1,046,012
6.375% 11/15/67 (h)	1,700,000	1,087,509
SLM Corp.:
3.675% 7/27/09 (h)	531,000	490,557
3.695% 7/26/10 (h)	2,025,000	1,584,415
4% 1/15/09	465,000	455,026
4.5% 7/26/10	1,025,000	863,883
		10,974,231
Diversified Financial Services - 0.6%
Citigroup, Inc.:
5.3% 10/17/12	590,000	538,518
5.5% 4/11/13	260,000	236,620
6.125% 5/15/18	260,000	237,636
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	670,000	645,769
International Lease Finance Corp. 5.65% 6/1/14	2,025,000	1,215,000
TECO Finance, Inc. 7% 5/1/12	1,500,000	1,396,722
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	805,000	426,650
		4,696,915
Insurance - 0.4%
Pacific Life Global Funding 5.15% 4/15/13 (b)	840,000	755,700
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (b)	3,000,000	2,561,691
The Chubb Corp. 5.75% 5/15/18	415,000	361,764
		3,679,155
Real Estate Investment Trusts - 0.4%
Duke Realty LP:
5.4% 8/15/14	530,000	328,600
5.875% 8/15/12	90,000	60,300
5.95% 2/15/17	110,000	56,100
6.25% 5/15/13	1,550,000	945,500
6.5% 1/15/18	855,000	427,500
Liberty Property LP 6.625% 10/1/17	735,000	441,000
UDR, Inc. 5.5% 4/1/14	1,470,000	984,900
		3,243,900
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	270,000	173,958
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.5% 10/1/12	$ 395,000	$ 325,716
5.75% 6/15/17	790,000	502,202
		1,001,876
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13	892,000	852,765
5.65% 5/1/18	1,500,000	1,390,373
		2,243,138
TOTAL FINANCIALS		43,160,141
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	930,000	922,748
6.45% 9/15/37	695,000	664,103
		1,586,851
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (b)	1,575,000	1,189,125
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 7.324% 4/15/11	500,000	420,000
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,520,000	2,041,200
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	403,228	370,970
7.186% 10/1/12	1,003,634	923,344
		3,755,514
Industrial Conglomerates - 0.4%
General Electric Co. 5.25% 12/6/17	3,100,000	2,840,685
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	310,000	289,120
TOTAL INDUSTRIALS		8,074,444
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance Ltd. 6.5% 7/15/18	$ 780,000	$ 536,057
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 6.1% 4/15/18	700,000	610,733
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	230,000	127,650
TOTAL TELECOMMUNICATION SERVICES		738,383
UTILITIES - 1.6%
Electric Utilities - 1.0%
Commonwealth Edison Co.:
5.4% 12/15/11	927,000	883,379
5.8% 3/15/18	1,300,000	1,133,116
Duke Energy Carolinas LLC 5.25% 1/15/18	710,000	672,305
EDP Finance BV 6% 2/2/18 (b)	1,295,000	1,101,549
Enel Finance International SA 6.25% 9/15/17 (b)	679,000	592,750
Nevada Power Co. 6.5% 5/15/18	3,950,000	3,436,500
		7,819,599
Independent Power Producers & Energy Traders - 0.4%
PPL Energy Supply LLC:
6.3% 7/15/13	2,000,000	1,823,800
6.5% 5/1/18	865,000	662,696
TXU Corp. 5.55% 11/15/14	1,645,000	855,400
		3,341,896
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,354,035
TOTAL UTILITIES		12,515,530
TOTAL NONCONVERTIBLE BONDS (Cost $104,963,084)		87,391,647
U.S. Government and Government Agency Obligations - 12.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.4%
Fannie Mae:
4.375% 7/17/13	$ 4,850,000	$ 5,099,693
5% 2/16/12	28,035,000	29,760,905
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		34,860,598
U.S. Treasury Inflation Protected Obligations - 8.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	33,391,902	30,047,670
2% 7/15/14	30,178,980	26,925,343
2.625% 7/15/17	10,556,600	10,026,937
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		66,999,950
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $108,478,208)		101,860,548
U.S. Government Agency - Mortgage Securities - 17.9%

Fannie Mae - 8.9%
3.781% 6/1/34 (h)	600,554	584,117
3.915% 7/1/35 (h)	438,525	427,767
3.933% 1/1/34 (h)	100,101	100,232
4% 8/1/18	2,391,316	2,363,759
4.173% 1/1/35 (h)	249,871	246,815
4.185% 8/1/33 (h)	150,858	147,879
4.205% 1/1/35 (h)	119,672	117,318
4.233% 1/1/34 (h)	272,944	271,099
4.25% 2/1/35 (h)	124,880	123,733
4.296% 5/1/33 (h)	27,677	27,792
4.303% 3/1/33 (h)	57,689	57,178
4.326% 7/1/35 (h)	384,041	386,223
4.331% 1/1/35 (h)	149,213	147,812
4.387% 2/1/35 (h)	223,808	222,000
4.388% 12/1/33 (h)	5,031,032	4,946,730
4.407% 4/1/33 (h)	241,890	235,685
4.422% 2/1/34 (h)	206,213	204,844
4.425% 5/1/35 (h)	69,013	69,614
4.432% 3/1/35 (h)	197,496	195,676
4.435% 6/1/35 (h)	503,496	509,171
4.436% 2/1/35 (h)	418,296	416,577
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.449% 8/1/34 (h)	$ 317,544	$ 314,812
4.477% 3/1/35 (h)	431,565	424,136
4.5% 4/1/20 to 3/1/35	1,906,735	1,897,040
4.506% 3/1/35 (h)	400,069	397,173
4.537% 7/1/35 (h)	49,458	49,443
4.544% 5/1/35 (h)	296,187	291,467
4.545% 11/1/34 (h)	353,273	348,143
4.548% 10/1/33 (h)	94,694	93,889
4.551% 3/1/35 (h)	661,919	659,397
4.556% 2/1/35 (h)	1,554,914	1,540,965
4.56% 2/1/35 (h)	1,322,097	1,312,401
4.568% 2/1/35 (h)	29,442	29,418
4.584% 2/1/35 (h)	330,457	327,743
4.588% 6/1/33 (h)	36,768	37,208
4.6% 10/1/33 (h)	120,096	119,115
4.612% 2/1/33 (h)	102,787	102,569
4.634% 4/1/33 (h)	14,752	14,803
4.646% 2/1/35 (h)	3,169,187	3,127,859
4.653% 11/1/34 (h)	403,626	400,208
4.658% 10/1/35 (h)	278,933	279,707
4.664% 10/1/33 (h)	43,203	43,148
4.687% 12/1/34 (h)	271,252	267,916
4.689% 10/1/34 (h)	435,764	429,573
4.706% 7/1/34 (h)	338,299	334,017
4.753% 12/1/34 (h)	110,900	109,544
4.759% 8/1/34 (h)	80,847	78,942
4.766% 4/1/35 (h)	47,377	47,963
4.804% 8/1/33 (h)	126,286	125,121
4.806% 11/1/34 (h)	340,561	336,935
4.855% 10/1/34 (h)	1,454,015	1,436,814
4.88% 4/1/36 (h)	1,593,900	1,568,836
4.891% 10/1/35 (h)	41,858	42,300
4.907% 7/1/34 (h)	2,689,696	2,709,608
4.926% 8/1/34 (h)	1,111,146	1,098,903
4.974% 7/1/34 (h)	53,732	53,281
5% 9/1/33 (h)	412,169	417,178
5.061% 9/1/34 (h)	893,546	884,241
5.089% 10/1/33 (h)	2,114,316	2,140,330
5.09% 9/1/34 (h)	114,696	113,515
5.092% 1/1/36 (h)	645,790	643,107
5.121% 3/1/35 (h)	27,880	27,931
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.125% 5/1/35 (h)	$ 449,458	$ 446,894
5.143% 5/1/35 (h)	1,306,758	1,299,545
5.152% 5/1/35 (h)	83,179	84,605
5.157% 6/1/35 (h)	447,395	447,908
5.16% 10/1/18 (h)	53,153	53,351
5.185% 3/1/35 (h)	60,884	60,426
5.19% 5/1/35 (h)	1,465,734	1,458,534
5.252% 11/1/36 (h)	466,230	466,781
5.279% 3/1/35 (h)	73,622	72,545
5.31% 12/1/34 (h)	152,189	151,122
5.348% 2/1/36 (h)	161,244	159,104
5.457% 2/1/36 (h)	2,247,149	2,253,681
5.489% 2/1/35 (h)	23,132	23,004
5.5% 9/1/10 to 12/1/14	1,674,526	1,719,454
5.509% 11/1/36 (h)	810,746	809,212
5.564% 1/1/36 (h)	675,821	678,270
5.593% 7/1/37 (h)	348,013	350,155
5.797% 1/1/36 (h)	468,534	472,894
5.823% 3/1/36 (h)	1,481,567	1,492,615
5.823% 7/1/46 (h)	4,065,574	4,103,240
6% 5/1/16 to 4/1/17	607,071	624,084
6.022% 4/1/36 (h)	272,675	274,981
6.049% 3/1/33 (h)	44,492	44,624
6.069% 1/1/35 (h)	89,868	90,266
6.217% 2/1/35 (h)	68,967	69,382
6.243% 6/1/36 (h)	126,627	125,758
6.328% 4/1/36 (h)	275,524	278,872
6.5% 12/1/13 to 3/1/35	11,898,809	12,326,201
6.532% 9/1/36 (h)	1,657,909	1,681,721
7% 2/1/09 to 6/1/33	1,588,843	1,662,381
7.5% 8/1/17 to 9/1/28	534,870	561,063
8.5% 5/1/21 to 9/1/25	94,388	101,805
9.5% 2/1/25	15,953	17,504
10.5% 8/1/20	19,040	22,769
11% 8/1/15	31,180	32,425
12.5% 12/1/13 to 4/1/15	10,733	12,583
TOTAL FANNIE MAE		71,008,479
Freddie Mac - 2.7%
4.183% 1/1/34 (h)	1,116,073	1,107,564
4.275% 6/1/35 (h)	181,788	183,251
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.316% 12/1/34 (h)	$ 149,035	$ 147,585
4.327% 3/1/35 (h)	260,144	257,348
4.362% 2/1/35 (h)	338,267	334,061
4.407% 3/1/35 (h)	190,056	187,777
4.449% 2/1/34 (h)	119,819	116,488
4.455% 3/1/35 (h)	174,036	172,010
4.527% 2/1/35 (h)	321,175	318,019
5% 3/1/19	6,138,390	6,240,536
5% 12/11/38 (c)	1,000,000	1,005,391
5.141% 4/1/35 (h)	833,218	828,133
5.364% 3/1/35 (h)	115,680	113,543
5.527% 1/1/36 (h)	1,012,471	1,013,117
5.577% 2/1/35 (h)	219,222	215,797
5.735% 10/1/35 (h)	239,449	239,878
5.842% 1/1/35 (h)	229,859	225,164
5.86% 6/1/36 (h)	316,236	318,077
5.997% 7/1/37 (h)	1,598,506	1,615,127
6.024% 6/1/36 (h)	295,616	297,587
6.053% 4/1/36 (h)	502,600	505,857
6.097% 6/1/36 (h)	306,240	307,935
6.399% 3/1/33 (h)	28,710	28,854
6.626% 1/1/37 (h)	1,966,475	1,991,798
6.671% 10/1/36 (h)	1,555,973	1,576,965
6.839% 10/1/36 (h)	2,237,297	2,289,939
8.5% 9/1/24 to 8/1/27	76,155	82,957
10% 5/1/09	4	4
10.5% 5/1/21	1,935	1,967
11% 12/1/11	572	607
11.5% 10/1/15	5,248	6,066
11.75% 10/1/10	3,776	3,989
TOTAL FREDDIE MAC		21,733,391
Government National Mortgage Association - 6.3%
4.25% 7/20/34 (h)	313,873	294,362
5.5% 12/18/38 (c)(d)	5,000,000	5,087,500
5.5% 12/18/38 (c)(d)	6,000,000	6,105,000
5.5% 12/18/38 (c)	8,000,000	8,140,000
5.5% 12/18/38 (c)(d)	4,000,000	4,070,000
5.5% 12/18/38 (c)(d)	5,000,000	5,087,500
5.5% 1/21/39 (c)	6,000,000	6,091,172
5.5% 1/21/39 (c)	4,000,000	4,060,781
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 1/21/39 (c)	$ 5,000,000	$ 5,075,977
5.5% 1/21/39 (c)	5,000,000	5,075,977
7% 7/15/28 to 11/15/28	391,530	406,366
7.5% 2/15/28 to 10/15/28	6,819	7,077
8% 6/15/24 to 10/15/24	6,900	7,488
8.5% 5/15/17 to 10/15/21	96,905	106,931
11% 7/20/19 to 8/20/19	4,858	5,763
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		49,621,894
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $141,114,328)		142,363,764
Asset-Backed Securities - 0.7%

Advanta Business Card Master Trust:
Series 2006-A7 Class A7, 1.4725% 10/20/12 (h)	550,000	423,500
Series 2007-D1 Class D, 2.8525% 1/22/13 (b)(h)	1,420,000	213,000
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 2.145% 2/25/35 (h)	570,000	377,739
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 3.395% 8/25/36 (b)(h)	215,000	6,343
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	715,000	457,936
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	850,000	425,000
Series 2006-C Class D, 6.89% 5/15/13 (b)	585,000	292,500
Series 2007-A Class D, 7.05% 12/15/13 (b)	310,000	155,000
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	479,536	268,540
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (b)(h)	142,877	37,148
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (b)(h)	1,695,000	1,570,757
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	966,170	859,379
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 2.645% 5/25/35 (h)	409,000	24,655
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (b)	955,000	283,049
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 3.895% 10/25/36 (b)(h)	$ 543,176	$ 47,229
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	420,000	323,400
TOTAL ASSET-BACKED SECURITIES (Cost $10,068,150)		5,765,175
Collateralized Mortgage Obligations - 4.0%

Private Sponsor - 0.7%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (h)	252,374	189,932
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.6979% 1/19/34 (h)	2,111,317	1,551,112
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (h)	539,409	409,699
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.6192% 12/25/34 (h)	301,076	298,865
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (h)	492,175	343,359
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (h)	973,256	734,343
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 4.6175% 7/10/35 (b)(h)	662,839	384,115
Series 2003-CB1:
Class B4, 3.4175% 6/10/35 (b)(h)	508,803	303,196
Class B5, 4.0175% 6/10/35 (b)(h)	345,986	202,402
Class B6, 4.5175% 6/10/35 (b)(h)	206,913	116,554
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 3.895% 12/25/36 (b)(h)	650,000	12,454
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5293% 6/25/34 (h)	403,284	297,422
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (h)	244,061	162,253
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (h)	174,505	116,199
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (h)	487,947	326,279
TOTAL PRIVATE SPONSOR		5,448,184
U.S. Government Agency - 3.3%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 1.645% 10/25/35 (h)	4,050,653	3,870,883
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	$ 1,160,481	$ 1,178,773
Series 2002-9 Class PC, 6% 3/25/17	175,258	179,436
Series 2003-84 Class GC, 4.5% 5/25/15	1,438,417	1,448,494
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,901,006
Series 2006-4 Class PB, 6% 9/25/35	2,367,706	2,421,385
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	627,573	641,500
Series 2004-3 Class BA, 4% 7/25/17	104,885	104,762
Series 2004-45 Class AV, 4.5% 10/25/22	324,470	323,907
Series 2004-86 Class KC, 4.5% 5/25/19	480,504	484,684
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,100,386	1,121,185
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	644,336	655,426
Series 2363 Class PF, 6% 9/15/16	907,265	922,409
Series 2702 Class WB, 5% 4/15/17	1,986,546	2,019,321
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,095,373
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,557,915
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,515,000	1,540,050
Series 2777 Class AB, 4.5% 6/15/29	2,352,782	2,353,648
Series 2809 Class UA, 4% 12/15/14	324,611	325,747
TOTAL U.S. GOVERNMENT AGENCY		26,145,904
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,356,601)		31,594,088
Commercial Mortgage Securities - 1.4%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.6489% 8/13/39 (b)(h)(i)	11,515,427	125,797
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	2,173,805	1,894,520
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,002,785
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	$ 476,168	$ 431,693
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	550,973	549,493
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.872% 10/16/23 (h)	46,248	46,710
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	1,839,014	1,830,798
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	3,000,559
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8296% 12/10/41 (h)(i)	10,257,338	120,013
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	308,910	280,979
Series 2007-C2 Class A1, 5.226% 2/15/40	390,961	353,722
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,171,668)		10,637,069
Bank Notes - 0.1%

National City Bank, Cleveland 2.9106% 3/1/13 (h) (Cost $677,908)	1,000,000	760,000
Fixed-Income Funds - 50.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	357,953	26,137,754
Fidelity Commercial Mortgage-Backed Securities Central Fund (j)	1,032,550	71,111,733
Fidelity Corporate Bond 1-10 Year Central Fund (j)	2,789,388	237,767,449
Fidelity Corporate Bond 1-5 Year Central Fund (j)	151,200	13,592,900
Fidelity Specialized High Income Central Fund (j)	259,025	18,098,109
Fidelity Ultra-Short Central Fund (j)	550,378	36,594,645
TOTAL FIXED-INCOME FUNDS (Cost $514,536,017)		403,302,590
Cash Equivalents - 7.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $60,336,000)	$ 60,337,361	$ 60,336,000
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $985,701,964)		844,010,881
NET OTHER ASSETS - (6.3)%		(49,984,645)
NET ASSETS - 100%		$ 794,026,236
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (Rating-Baa3) (f)	Oct. 2034	$ 1,312,241	(560,356)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (f)	Nov. 2034	409,000	(167,263)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (f)	Oct. 2034	128,249	(100,619)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (f)	May 2033	409,000	(204,647)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (f)

	Oct. 2036	$ 700,000	$ (663,450)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-B1) (f)	Dec. 2034	248,360	(227,425)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (f)	Oct. 2034	133,469	(120,807)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (f)	August 2034	175,868	(162,242)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (f)	Sept. 2034	119,548	(108,086)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (Rating-Baa2) (g)	June 2010	9,760,000	(571,108)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (Rating-Baa2) (g)

	March 2010	$ 6,219,400	$ (260,956)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (f)	Feb. 2035	600,000	(547,088)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (f)	August 2034	105,372	(48,105)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (f)	June 2035	600,000	(553,148)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	199,546	(54,530)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (f)	June 2035	370,000	(342,748)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	36,015	(32,194)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	47,522	(25,926)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (f)	Feb. 2034	806	(748)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35 (Rating-C) (f)	June 2035	2,410,000	(2,265,267)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (f)	August 2035	700,000	(648,865)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (f)

	August 2036	$ 700,000	$ (643,451)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (Rating-Baa2) (g)	Dec. 2010	14,640,000	(889,491)
TOTAL CREDIT DEFAULT SWAPS		$ 40,024,396	$ (9,198,520)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,016,543
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	661,320
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	767,208
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2012	25,000,000	2,086,008
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2011	20,000,000	1,562,948
TOTAL INTEREST RATE SWAPS		$ 96,714,000	$ 6,094,027
		$ 136,738,396	$ (3,104,493)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,095,329 or 2.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,184,317.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on investment grade debt of U.S. companies. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Affiliated fund that is only available to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Forn N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's we site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$60,336,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 29,472,350
Bank of America, NA	29,296,701
Barclays Capital, Inc.	1,566,949
$ 60,336,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 450,010
Fidelity Commercial Mortgage-Backed Securities Central Fund	1,351,848
Fidelity Corporate Bond 1-10 Year Central Fund	3,724,545
Fidelity Corporate Bond 1-5 Year Central Fund	216,289
Fidelity Specialized High Income Central Fund	435,550
Fidelity Ultra-Short Central Fund	442,942
Total	$ 6,621,184
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 47,438,002	$ 450,010	$ 17,316,138	$ 26,137,754	3.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	99,633,125	1,351,848	8,644,486	71,111,733	2.9%
Fidelity Corporate Bond 1-10 Year Central Fund	275,919,248	3,724,545	9,924,090	237,767,449	3.5%
Fidelity Corporate Bond 1-5 Year Central Fund	18,814,985	216,289	4,000,768	13,592,900	2.9%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 23,421,149	$ 435,551	$ -	$ 18,098,109	$ 5.7%
Fidelity Ultra-Short Central Fund	68,380,155	-	23,102,877	36,594,645	1.9%
Total	$ 533,606,664	$ 6,178,243	$ 62,988,359	$ 403,302,590
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 844,010,881	$ 403,302,590	$ 439,903,858	$ 804,433
Other Financial Instruments*	$ (3,104,493)	$ -	$ 2,859,871	$ (5,964,364)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 215,029	$ (6,691,180)
Total Realized Gain (Loss)	1,510	-*
Total Unrealized Gain (Loss)	778,361	369,612
Cost of Purchases	259,940	-
Proceeds of Sales	(291,122)	-
Amortization/Accretion	(552,471)	-
Transfer in/out of Level 3	393,186	357,204
Ending Balance	$ 804,433	$ (5,964,364)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $65,677.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $985,257,889. Net unrealized depreciation aggregated $141,247,008, of which $4,363,800 related to appreciated investment securities and $145,610,808 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $40,024,396 representing 5.04% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

1.813053.104

AMOR-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 63.3%
4.011% 8/1/33 (g)	$ 145	$ 142
4.173% 1/1/35 (g)	387	383
4.205% 1/1/35 (g)	184	180
4.232% 6/1/33 (g)	1,581	1,564
4.25% 2/1/35 (g)	187	186
4.292% 8/1/33 (g)	639	626
4.296% 5/1/33 (g)	44	44
4.303% 3/1/33 (g)	91	90
4.326% 7/1/35 (g)	599	602
4.331% 1/1/35 (g)	224	222
4.425% 5/1/35 (g)	138	139
4.432% 3/1/35 (g)	304	301
4.449% 8/1/34 (g)	490	486
4.5% 10/1/19 to 9/1/31 (c)	23,392	23,489
4.523% 2/1/34 (g)	150	149
4.548% 10/1/33 (g)	142	141
4.568% 2/1/35 (g)	46	46
4.606% 1/1/20 (g)	871	867
4.625% 4/1/33 (g)	720	719
4.634% 4/1/33 (g)	24	24
4.706% 7/1/34 (g)	1,825	1,802
4.708% 2/1/35 (g)	1,067	1,064
4.739% 8/1/35 (g)	744	740
4.747% 1/1/35 (g)	1,339	1,324
4.753% 12/1/34 (g)	176	173
4.766% 4/1/35 (g)	68	69
4.804% 8/1/33 (g)	637	641
4.823% 10/1/34 (g)	1,700	1,681
4.833% 12/1/35 (g)	1,912	1,896
4.86% 4/1/33 (g)	1,775	1,749
4.87% 9/1/33 (g)	506	510
4.87% 7/1/35 (g)	1,086	1,086
4.933% 1/1/35 (g)	537	533
4.936% 7/1/35 (g)	46	46
5% 9/1/16 to 11/1/38 (b)(e)	103,641	104,587
5% 12/1/23 (b)(c)	2,000	2,023
5% 12/11/38 (b)	37,000	37,243
5% 12/11/38 (b)(c)	10,000	10,066
5% 1/13/39 (b)(c)	36,000	36,187
5.05% 1/1/37 (g)	1,296	1,290
5.07% 7/1/33 (g)	113	114
5.095% 7/1/34 (g)	419	414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.152% 5/1/35 (g)	$ 131	$ 133
5.157% 6/1/35 (g)	685	686
5.16% 10/1/18 (g)	85	85
5.174% 8/1/34 (g)	1,098	1,092
5.205% 11/1/32 (g)	361	361
5.264% 12/1/36 (g)	554	552
5.279% 3/1/35 (g)	110	109
5.307% 7/1/35 (g)	765	767
5.326% 6/1/36 (g)	1,855	1,857
5.329% 7/1/35 (g)	459	459
5.342% 2/1/37 (g)	561	561
5.365% 1/1/32 (g)	145	143
5.482% 6/1/32 (g)	345	339
5.489% 2/1/35 (g)	39	38
5.5% 1/1/09 to 7/1/37 (c)	85,588	87,346
5.5% 12/11/38	10,000	10,167
5.5% 12/11/38 (b)	31,000	31,518
5.5% 12/11/38 (b)	10,000	10,167
5.5% 12/11/38 (b)(c)	40,000	40,669
5.573% 10/1/36 (g)	285	287
5.656% 6/1/36 (g)	1,470	1,476
5.702% 1/1/35 (g)	2,309	2,276
5.77% 3/1/36 (g)	3,309	3,330
5.797% 1/1/36 (g)	579	584
5.806% 11/1/36 (g)	889	884
5.823% 7/1/36 (g)	611	617
5.845% 3/1/36 (g)	1,877	1,898
5.845% 9/1/36 (g)	907	903
5.853% 3/1/36 (g)	1,562	1,574
5.897% 5/1/36 (g)	1,735	1,748
5.918% 1/1/35 (g)	1,970	1,939
5.952% 4/1/36 (g)	398	402
5.952% 9/1/36 (g)	931	946
5.954% 5/1/36 (g)	567	573
6% 3/1/09 to 11/1/37 (c)	113,667	116,744
6.002% 9/1/36 (c)(g)	771	783
6.013% 4/1/36 (g)	6,133	6,184
6.076% 3/1/37 (g)	997	1,011
6.087% 4/1/36 (g)	5,211	5,259
6.091% 9/1/36 (g)	640	649
6.12% 4/1/36 (g)	901	910
6.198% 5/1/37 (g)	84	85
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.217% 2/1/35 (g)	$ 109	$ 110
6.226% 5/1/36 (g)	1,893	1,915
6.241% 6/1/36 (g)	3,145	3,185
6.243% 6/1/36 (g)	138	137
6.245% 8/1/46 (g)	321	326
6.346% 5/1/36 (g)	1,316	1,333
6.429% 4/1/37 (g)	967	987
6.499% 12/1/36 (g)	204	209
6.5% 5/1/12 to 9/1/47 (c)	65,987	68,194
6.555% 12/1/36 (g)	286	291
6.784% 9/1/37 (g)	1,489	1,519
6.862% 9/1/37 (g)	676	690
6.946% 9/1/37 (g)	536	547
7% 12/1/15 to 7/1/37	9,224	9,631
7.124% 9/1/37 (g)	797	815
7.5% 8/1/22 to 5/1/37	13,738	14,334
8% 12/1/29 to 3/1/37	176	185
8.5% 1/1/16 to 7/1/31	220	239
9% 2/1/13 to 10/1/30	542	600
9.5% 11/1/09 to 8/1/22	85	95
11% 8/1/10	12	12
12.25% 5/1/15	16	18
12.5% 8/1/15 to 3/1/16	18	21
12.75% 2/1/15	4	5
13.5% 9/1/14	3	4
		679,151
Freddie Mac - 37.3%
3.744% 5/1/34 (g)	32	31
4.275% 6/1/35 (g)	291	293
4.316% 12/1/34 (g)	234	232
4.407% 3/1/35 (g)	301	297
4.449% 2/1/34 (g)	182	177
4.455% 3/1/35 (g)	267	264
4.577% 6/1/33 (g)	2,071	2,094
4.591% 3/1/34 (g)	2,520	2,489
4.719% 1/1/35 (g)	2,361	2,357
4.79% 2/1/36 (g)	264	262
4.801% 3/1/35 (g)	541	534
4.897% 11/1/35 (g)	971	960
5% 6/1/18 to 8/1/36	33,806	34,082
5% 12/11/38 (b)	10,000	10,054
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.023% 4/1/35 (g)	$ 140	$ 140
5.163% 10/1/33 (g)	1,732	1,761
5.218% 12/1/33 (g)	1,094	1,081
5.364% 3/1/35 (g)	177	174
5.455% 4/1/37 (g)	417	417
5.5% 6/1/09 to 1/1/38	34,047	34,680
5.5% 12/11/38 (b)(c)	35,000	35,514
5.5% 12/11/38 (b)(c)	36,000	36,529
5.5% 12/11/38 (b)(c)	8,000	8,118
5.5% 12/11/38 (b)(c)	8,000	8,118
5.5% 12/11/38 (b)(c)	12,000	12,176
5.5% 12/11/38 (b)(c)	12,000	12,176
5.5% 12/11/38 (b)(c)	11,000	11,162
5.5% 1/13/39 (b)	36,000	36,470
5.5% 1/13/39 (b)	8,000	8,104
5.5% 1/13/39 (c)	4,000	4,052
5.5% 1/13/39 (b)	8,000	8,104
5.519% 11/1/31 (g)	64	63
5.54% 1/1/37 (g)	1,936	1,933
5.735% 10/1/35 (g)	257	257
5.772% 3/1/37 (g)	2,026	2,013
5.781% 4/1/37 (g)	1,991	1,987
5.808% 6/1/37 (g)	1,576	1,587
5.834% 5/1/37 (g)	585	586
5.947% 4/1/36 (g)	1,317	1,324
6% 4/1/14 to 7/1/37 (e)	38,955	40,009
6.006% 6/1/36 (g)	596	599
6.128% 10/1/36 (g)	138	140
6.142% 12/1/36 (g)	877	885
6.149% 4/1/37 (g)	708	718
6.172% 7/1/36 (g)	3,374	3,404
6.238% 5/1/36 (g)	577	583
6.244% 3/1/36 (g)	2,980	3,020
6.326% 7/1/36 (g)	642	648
6.36% 10/1/36 (g)	3,429	3,471
6.418% 6/1/37 (g)	168	170
6.422% 12/1/36 (g)	1,683	1,715
6.5% 4/1/11 to 8/1/47	27,107	27,939
6.566% 6/1/37 (g)	210	214
6.591% 6/1/36 (g)	426	434
6.592% 12/1/36 (g)	3,862	3,950
6.624% 7/1/36 (g)	2,842	2,903
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.626% 1/1/37 (g)	$ 2,105	$ 2,132
6.641% 8/1/37 (g)	1,183	1,202
6.671% 10/1/36 (g)	1,668	1,690
6.839% 10/1/36 (g)	2,396	2,452
7% 6/1/21 to 9/1/36	6,492	6,751
7.128% 2/1/37 (g)	256	265
7.5% 11/1/10 to 4/1/37	10,726	11,241
7.524% 4/1/37 (g)	122	126
7.7% 8/1/36 (g)	15	16
8% 11/1/16 to 1/1/37	253	270
8.5% 7/1/09 to 9/1/20	27	30
9% 7/1/13 to 5/1/21	226	248
10% 6/1/09 to 5/1/19	43	49
10.5% 8/1/10 to 2/1/16	3	4
12.5% 10/1/12 to 12/1/14	31	34
13% 12/1/13 to 6/1/15	72	83
		400,047
Government National Mortgage Association - 13.5%
5% 5/15/36	5,121	5,174
5% 12/18/38	5,000	5,020
5.5% 12/1/38 (b)	9,000	9,141
5.5% 12/1/38 (b)	5,000	5,078
5.5% 12/18/38 (b)	5,000	5,078
5.5% 12/18/38 (b)	7,000	7,109
5.5% 12/18/38 (b)	5,000	5,078
5.5% 12/18/38 (c)	10,000	10,175
5.5% 12/18/38 (b)	1,300	1,323
5.5% 12/18/38 (b)	7,000	7,109
5.5% 12/18/38 (b)	1,000	1,018
5.5% 1/1/39 (b)	15,000	15,228
5.5% 1/21/39 (b)	12,000	12,160
5.5% 1/21/39 (b)	10,000	10,152
6% 7/15/38 to 11/15/38	8,000	8,187
6% 12/18/38 (b)	15,000	15,308
6% 12/18/38 (b)	9,000	9,185
6.5% 5/15/28 to 7/15/36	7,476	7,875
7% 2/15/24 to 7/15/32	3,426	3,544
7.5% 9/15/16 to 4/15/32	1,175	1,249
8% 6/15/21 to 12/15/25	457	496
8.5% 8/15/16 to 10/15/28	673	741
9% 11/20/17	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
10.5% 12/20/15 to 2/20/18	$ 58	$ 67
13.5% 7/15/11	2	2
		145,499
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,205,169)		1,224,697
Asset-Backed Securities - 6.2%

Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 1.615% 12/25/35 (g)	571	433
Series 2006-M3 Class A2A, 1.445% 10/25/36 (g)	319	304
Argent Securities, Inc. Series 2006-M2 Class A2A, 1.445% 9/25/36 (g)	916	887
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 3.045% 9/25/35 (g)	1,965	50
Series 2005-FR1 Class M1, 1.895% 6/25/35 (g)	600	362
Series 2006-HE1 Class 1A2, 1.615% 12/25/35 (g)	3,893	3,737
Series 2007-HE3 Class 1A1, 1.515% 4/25/37 (g)	640	551
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	582
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 1.445% 8/26/36 (g)	62	60
Series 2006-NC2 Class A2A, 1.435% 9/25/36 (g)	97	93
Series 2006-WF2 Class A2B, 5.735% 5/25/36	395	384
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 1.515% 1/25/37 (g)	56	54
Series 2007-11 Class 2A1, 1.455% 6/25/47 (g)	4,628	3,975
Series 2007-4 Class A1A, 1.515% 9/25/37 (g)	3,830	3,426
Series 2007-5 Class 2A1, 1.495% 4/25/29 (g)	2,302	1,913
Series 2007-BC2 Class 2A1, 1.485% 6/25/37 (g)	746	631
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 1.455% 10/25/36 (g)	364	315
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 1.505% 4/25/36 (g)	488	475
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	358
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	175
Fremont Home Loan Trust Series 2006-3 Class 2A1, 1.465% 2/25/37 (g)	24	23
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-AR2 Class B1, 3.295% 8/25/34 (g)	$ 796	$ 73
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 3.3288% 3/25/36 (g)	63	61
Helios Finance L.P. Series 2007-S1 Class B1, 2.1525% 10/20/14 (a)(g)	2,325	1,346
Home Equity Asset Trust Series 2006-8 Class 2A1, 1.445% 3/25/37 (g)	51	44
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	63	62
Class A1B, 1.495% 7/25/36 (g)	498	484
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	8,424
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.945% 6/25/35 (g)	1,785	1,384
Series 2006-1 Class 2A2, 1.535% 2/25/36 (g)	1	1
Series 2006-2 Class 2A2, 1.525% 3/25/36 (g)	494	479
Series 2006-8 Class 2A1, 1.435% 9/25/36 (g)	267	250
Luminent Mortgage Trust Series 2006-5 Class A1A, 1.585% 7/25/36 (g)	1,685	653
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 1.465% 7/25/37 (g)	494	453
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 1.775% 8/25/35 (g)	7,184	6,465
Series 2006-HE6 Class A2A, 1.435% 9/25/36 (g)	856	808
Series 2007-HE2 Class A2A, 1.435% 1/25/37 (g)	84	73
Series 2007-HE4 Class A2A, 1.505% 2/25/37 (g)	89	77
Series 2007-NC3 Class A2A, 1.455% 5/25/37 (g)	48	39
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 1.495% 4/25/37 (g)	1,009	848
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (g)	126	117
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	4,205	762
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	6,370	1,297
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	4,540	976
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	4	4
Newcastle CDO VIII Series 2006-8A Class 4, 3.8588% 11/1/52 (a)(g)	5,000	850
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	196	190
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 1.465% 1/25/37 (g)	$ 173	$ 148
Ocala Funding LLC Series 2006-1A Class A, 2.8525% 3/20/11 (a)(g)	2,100	840
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 1.485% 5/25/37 (g)	290	253
Series 2007-6 Class 2A1, 1.455% 7/25/37 (g)	303	264
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 1.455% 9/25/37 (g)	807	758
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 1.465% 9/25/36 (g)	655	621
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (a)	158	158
RAMP Trust Series 2006-RS4 Class A2, 1.505% 7/25/36 (g)	4,420	3,879
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	406	367
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 1.465% 2/25/37 (g)	359	311
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 3.115% 1/25/36 (g)	500	27
Series 2006-FR4 Class A2A, 1.475% 8/25/36 (g)	418	359
Series 2007-NC1 Class A2A, 1.445% 12/25/36 (g)	287	251
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	172	169
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 1.825% 5/25/35 (g)	1,995	1,177
Series 2007-BC4 Class A3, 3.5088% 11/25/37 (g)	2,494	2,223
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 1.485% 6/25/37 (g)	5,655	4,709
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 3.895% 10/25/36 (a)(g)	662	58
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 1.495% 7/25/36 (g)	1,097	940
Series 2007-2 Class A1, 1.485% 4/25/37 (g)	4,169	3,836
TOTAL ASSET-BACKED SECURITIES (Cost $86,295)		66,430
Collateralized Mortgage Obligations - 17.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 6.0%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (g)	$ 6,360	$ 4,174
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 2.5388% 2/17/52 (a)(g)	910	771
Series 2006-2A Class 2C, 2.5288% 2/17/52 (a)(g)	2,250	1,713
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)	559	425
Series 2004-1 Class 2A2, 4.6819% 10/25/34 (g)	1,782	1,316
Series 2004-A:
Class 2A1, 3.555% 2/25/34 (g)	416	311
Class 2A2, 4.1069% 2/25/34 (g)	1,795	1,344
Series 2004-D Class 2A1, 3.6108% 5/25/34 (g)	216	163
Series 2004-J Class 2A1, 4.7586% 11/25/34 (g)	901	665
Series 2005-D Class 2A7, 4.7881% 5/25/35 (g)	970	576
Series 2005-H:
Class 1A1, 5.3189% 9/25/35 (g)	202	152
Class 2A2, 4.8% 9/25/35 (g)	1,043	620
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 5.9015% 1/25/35 (g)	877	569
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (g)	117	88
Series 2007-A2 Class 2A1, 4.8915% 7/25/37 (g)	590	439
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (g)	2,167	1,582
Class A4, 4.3903% 8/25/34 (g)	2,058	1,506
Series 2006-AR7 Class 1A1, 5.7644% 11/25/36 (g)	202	120
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	21	18
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 1.795% 3/25/35 (g)	83	34
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.4281% 1/28/32 (a)(g)	233	123
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1087% 10/25/34 (g)	2,212	1,607
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 4.9725% 10/18/54 (a)(g)	770	392
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 2.6875% 11/20/56 (a)(g)	1,675	849
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.2888% 10/11/41 (a)(g)	2,520	1,942
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 2.7675% 12/20/54 (g)	$ 700	$ 105
Series 2006-2 Class C1, 4.9725% 12/20/54 (g)	155	23
Series 2007-1:
Class 1C1, 3.5038% 12/20/54 (g)	940	141
Class 2C1, 3.6338% 12/20/54 (g)	500	75
Series 2007-2 Class 2C1, 4.98% 12/17/54 (g)	1,355	203
Granite Mortgages PLC floater Series 2003-3 Class 1B, 4.9525% 1/20/44 (g)	661	231
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7717% 7/25/35 (g)	920	530
Series 2007-AR2 Class 2A1, 4.8371% 4/25/35 (g)	936	683
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 5.1425% 7/15/40 (a)(g)	490	401
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (g)	1,875	1,308
Luminent Mortgage Trust floater Series 2006-1 Class A1, 1.635% 4/25/36 (g)	2,608	1,045
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 1.605% 5/25/47 (g)	1,000	408
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	2,854	2,380
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.565% 2/25/37 (g)	4,112	2,001
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.9225% 6/15/22 (a)(g)	4,998	3,074
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2304% 8/25/34 (g)	3,078	2,231
Series 2006-A6 Class A4, 5.4037% 10/25/33 (g)	2,739	2,106
Permanent Financing No. 4 PLC Class 3C, 3.6169% 6/10/42 (g)	1,405	1,347
Permanent Financing No. 8 PLC floater Class 3C, 3.3369% 6/10/42 (g)	610	440
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	759	464
Series 2004-SL2 Class A1, 6.5% 10/25/16	93	80
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (g)	1,766	1,330
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 3.895% 12/25/36 (a)(g)	795	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.: - continued
Series 2003-15A Class 4A, 5.4533% 4/25/33 (g)	$ 1,566	$ 1,226
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,145	895
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	1	1
Series 2004-AR7 Class A6, 3.9394% 7/25/34 (g)	395	385
Series 2004-RA3 Class 2A, 6.3495% 8/25/38 (g)	11,797	9,240
Series 2005-AR16 Class 1A3, 5.1029% 12/25/35 (g)	2,065	1,313
Series 2005-AR3 Class A2, 4.6373% 3/25/35 (g)	3,596	2,663
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5436% 11/25/34 (g)	1,564	1,157
Class A9, 4.5436% 11/25/34 (g)	3,490	2,096
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (g)	939	626
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (g)	334	223
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	3,542	2,486
TOTAL PRIVATE SPONSOR		64,431
U.S. Government Agency - 11.9%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,397	3,479
Class PZ, 6% 2/25/24	2,647	2,671
Series 1999-15 Class PC, 6% 9/25/18	774	780
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,141
Series 1993-165 Class SH, 15.7338% 9/25/23 (g)	162	188
Series 1999-17 Class PG, 6% 4/25/29	5,603	5,739
Series 2003-22 6% 4/25/33 (h)	4,224	656
Series 2003-26 Class KI, 5% 12/25/15 (h)	1,733	83
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	1,936	208
Series 2006-48 Class LF, 0% 8/25/34 (g)	33	32
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	3,783	3,190
Series 339 Class 29, 5.5% 7/1/18 (h)	1,891	298
Series 348 Class 14, 6.5% 8/1/34 (h)	885	125
Series 351:
Class 12, 5.5% 4/1/34 (h)	671	162
Class 13, 6% 3/1/34 (h)	848	139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 359, Class 19 6% 7/1/35 (h)	$ 854	$ 198
Series 384 Class 6, 5% 7/25/37 (h)	4,532	571
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,990	4,086
Series 2001-52 Class YZ, 6.5% 10/25/31	214	219
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,082
Series 2001-72 Class NZ, 6% 12/25/31	1,178	1,195
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,768
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,090
Series 2005-73 Class SA, 13.923% 8/25/35 (g)	931	980
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,809	4,920
Series 2001-31 Class ZC, 6.5% 7/25/31	1,663	1,717
Series 2002-79 Class Z, 5.5% 11/25/22	2,178	2,147
Series 2003-80 Class CG, 6% 4/25/30	621	644
Series 2005-41 Class LA, 5.5% 5/25/35	3,208	3,236
Series 1999-33 Class PK, 6% 7/25/29	2,753	2,821
Series 2001-63 Class PG, 6% 12/25/31	2,005	2,048
Series 2001-74 Class QE, 6% 12/25/31	1,916	1,957
Series 2003-21 Class SK, 6.705% 3/25/33 (g)(h)	852	92
Series 2003-3 Class HS, 6.255% 9/25/16 (g)(h)	54	2
Series 2003-35:
Class BS, 5.605% 4/25/17 (g)(h)	583	28
Class TQ, 6.105% 5/25/18 (g)(h)	754	73
Series 2003-42:
Class HS, 5.705% 12/25/17 (g)(h)	6,986	533
Class SJ, 5.655% 11/25/22 (g)(h)	961	84
Series 2003-48 Class HI, 5% 11/25/17 (h)	2,827	238
Series 2004-54 Class SW, 4.605% 6/25/33 (g)(h)	3,811	251
Series 2006-4 Class IT, 6% 10/25/35 (h)	421	68
Series 2007-36:
Class GO, 4/25/37 (i)	504	436
Class SG, 5.205% 4/25/37 (g)(h)	6,528	557
Series 2007-57 Class SA, 32.25% 6/25/37 (g)	4,866	6,566
Series 2007-66:
Class SA, 31.23% 7/25/37 (g)	3,191	4,241
Class SB, 31.23% 7/25/37 (g)	973	1,342
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	$ 191	$ 176
Class GY, 0% 5/15/37 (g)	221	199
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	5,035	5,120
Series 2104 Class PG, 6% 12/15/28	1,509	1,537
Series 2162 Class PH, 6% 6/15/29	345	352
Series 70 Class C, 9% 9/15/20	108	117
sequential payer Series 2114 Class ZM, 6% 1/15/29	728	741
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,743	1,794
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	500	425
Series 3129 Class MF, 0% 7/15/34 (g)	352	351
Series 3222 Class HF, 0% 9/15/36 (g)	538	537
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,984	2,019
Series 2131 Class BG, 6% 3/15/29	7,991	8,136
Series 2137 Class PG, 6% 3/15/29	1,941	1,974
Series 2154 Class PT, 6% 5/15/29	2,965	3,015
Series 2435 Class VG, 6% 2/15/13	691	709
Series 2488 Class PR, 6% 8/15/32	1,058	1,076
Series 2585 Class KS, 6.1775% 3/15/23 (g)(h)	487	44
Series 2590 Class YR, 5.5% 9/15/32 (h)	135	26
Series 2802 Class OB, 6% 5/15/34 (d)(e)	3,375	3,371
Series 2810 Class PD, 6% 6/15/33	2,540	2,548
Series 3077 Class TO, 4/15/35 (i)	4,107	3,272
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,284	2,310
Series 2274 Class ZM, 6.5% 1/15/31	780	808
Series 2281 Class ZB, 6% 3/15/30	952	975
Series 2388 Class ZA, 6% 12/15/31	4,921	5,018
Series 2417 Class KZ, 6% 2/15/32	1,042	1,056
Series 2502 Class ZC, 6% 9/15/32	1,671	1,677
Series 2504 Class Z, 6% 9/15/32	1,501	1,526
Series 2564 Class ES, 6.1775% 2/15/22 (g)(h)	806	58
Series 2575 Class ID, 5.5% 8/15/22 (h)	133	15
Series 2750 Class ZT, 5% 2/15/34	2,750	2,425
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2817 Class SD, 5.6275% 7/15/30 (g)(h)	$ 1,436	$ 105
Series 3097 Class IA, 5.5% 3/15/33 (h)	3,795	504
Series 1658 Class GZ, 7% 1/15/24	2,193	2,268
Series 2587 Class IM, 6.5% 3/15/33 (h)	1,412	237
Series 2844:
Class SC, 37.5538% 8/15/24 (g)	101	152
Class SD, 67.9575% 8/15/24 (g)	148	294
Series 2957 Class SW, 4.5775% 4/15/35 (g)(h)	5,849	310
Series 3002 Class SN, 5.0775% 7/15/35 (g)(h)	5,891	468
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,917	1,957
Series 2003-11 Class S, 5.1275% 2/16/33 (g)(h)	4,627	420
Series 2004-32 Class GS, 5.0775% 5/16/34 (g)(h)	1,332	96
TOTAL U.S. GOVERNMENT AGENCY		127,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $218,368)		191,730
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4352% 2/14/43 (g)	8,300	6,827
Class PS1, 1.5564% 2/14/43 (g)(h)	16,639	517
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 2.195% 10/25/36 (a)(g)	262	73
Class B2, 2.745% 10/25/36 (a)(g)	171	44
Class B3, 3.995% 10/25/36 (a)(g)	306	74
Class M4, 1.825% 10/25/36 (a)(g)	262	107
Class M5, 1.875% 10/25/36 (a)(g)	334	120
Class M6, 1.955% 10/25/36 (a)(g)	647	207
Series 2006-4A:
Class B1, 2.095% 12/25/36 (a)(g)	102	52
Class B2, 2.645% 12/25/36 (a)(g)	98	48
Class B3, 3.845% 12/25/36 (a)(g)	181	89
Series 2007-1:
Class B1, 2.065% 3/25/37 (a)(g)	150	50
Class B2, 2.545% 3/25/37 (a)(g)	110	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1: - continued
Class B3, 4.745% 3/25/37 (a)(g)	$ 313	$ 91
Class M1, 1.665% 3/25/37 (a)(g)	126	73
Class M2, 1.685% 3/25/37 (a)(g)	97	54
Class M3, 1.715% 3/27/37 (a)(g)	85	46
Class M4, 1.765% 3/25/37 (a)(g)	65	30
Class M5, 1.815% 3/25/37 (a)(g)	106	44
Class M6, 1.895% 3/25/37 (a)(g)	150	56
Series 2007-2A:
Class B1, 2.995% 7/25/37 (a)(g)	117	36
Class B2, 3.645% 7/25/37 (a)(g)	99	23
Class B3, 4.745% 7/25/37 (a)(g)	112	24
Class M4, 2.045% 7/25/37 (a)(g)	144	56
Class M5, 2.145% 7/25/37 (a)(g)	130	48
Class M6, 2.395% 7/25/37 (a)(g)	162	54
Series 2007-3:
Class B1, 2.345% 7/25/37 (a)(g)	102	51
Class B2, 2.995% 7/25/37 (a)(g)	268	126
Class B3, 5.395% 7/25/37 (a)(g)	138	63
Class M1, 1.705% 7/25/37 (a)(g)	91	54
Class M2, 1.735% 7/25/37 (a)(g)	94	55
Class M3, 1.765% 7/25/37 (a)(g)	153	84
Class M4, 1.895% 7/25/37 (a)(g)	244	132
Class M5, 1.995% 7/25/37 (a)(g)	122	65
Class M6, 2.195% 7/25/37 (a)(g)	94	48
Series 2007-4A:
Class B1, 3.945% 9/25/37 (a)(g)	138	40
Class B2, 4.845% 9/25/37 (a)(g)	512	143
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0237% 5/15/35 (a)(g)(h)	27,311	870
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,086
Class F, 7.734% 1/15/32	600	587
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	596	540
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	683	621
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 2.9225% 7/15/19 (a)(g)	250	50
Class SHDC, 2.4225% 7/15/19 (a)(g)	119	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2006-TFL2 Class SHDD, 2.7725% 7/15/19 (a)(g)	$ 67	$ 15
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	731	667
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.4975% 3/1/20 (a)(g)	780	484
Class D, 2.5475% 3/1/20 (a)(g)	235	146
Class E, 2.6175% 3/1/20 (a)(g)	390	242
Class F, 2.6575% 3/1/20 (a)(g)	195	117
Class G, 2.6975% 3/1/20 (a)(g)	95	57
Class H, 2.8275% 3/1/20 (a)(g)	160	96
Class J, 3.0275% 3/1/20 (a)(g)	230	133
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,118	889
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	671	601
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	420	382
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	603	548
Series 2007-C2 Class A1, 5.226% 2/15/40	532	482
Series 2004-C2 Class XCP, 1.0169% 3/1/36 (a)(g)(h)	62,797	1,268
Series 2007-C1 Class XCP, 0.6536% 2/15/40 (g)(h)	14,955	238
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	536	475
Series 2007-6 Class A1, 5.175% 3/12/51	598	541
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,973)		20,902
Cash Equivalents - 4.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $47,400)	47,401	$ 47,400
TOTAL INVESTMENT PORTFOLIO - 144.5% (Cost $1,587,205)		1,551,159
NET OTHER ASSETS - (44.5)%		(477,810)
NET ASSETS - 100%		$ 1,073,349
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
56 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 12,142	$ (92)

The face value of futures sold as a percentage of net assets - 1.1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (Rating-B2) (f)

	Oct. 2034	$ 457	$ (417)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (Rating-B1) (f)	Dec. 2034	477	(435)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (f)	August 2035	1,000	(919)
TOTAL CREDIT DEFAULT SWAPS		1,934	(1,771)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.41% with Credit Suisse First Boston	Sept. 2010	57,000	(1,332)
		$ 58,934	$ (3,103)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,464,000 or 2.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $170,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,721,000.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$47,400,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 23,153
Bank of America, NA	23,016
Barclays Capital, Inc.	1,231
$ 47,400
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,551,159	$ -	$ 1,542,045	$ 9,114
Other Financial Instruments*	$ (3,195)	$ (92)	$ (1,332)	$ (1,771)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,301	$ (804)
Total Realized Gain (Loss)	41	-*
Total Unrealized Gain (Loss)	(654)	(78)
Cost of Purchases	8,388	-
Proceeds of Sales	(1,791)	-
Amortization/Accretion	(181)	-
Transfer in/out of Level 3	1,010	(889)
Ending Balance	$ 9,114	$ (1,771)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $11,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,587,211,000. Net unrealized depreciation aggregated $36,052,000, of which $25,855,000 related to appreciated investment securities and $61,907,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,934,000 representing 0.18% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Mortgage Securities Fund

(A Class of Fidelity® Advisor
Mortgage Securities Fund)

November 30, 2008

1.813258.104

MOR-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 63.3%
4.011% 8/1/33 (g)	$ 145	$ 142
4.173% 1/1/35 (g)	387	383
4.205% 1/1/35 (g)	184	180
4.232% 6/1/33 (g)	1,581	1,564
4.25% 2/1/35 (g)	187	186
4.292% 8/1/33 (g)	639	626
4.296% 5/1/33 (g)	44	44
4.303% 3/1/33 (g)	91	90
4.326% 7/1/35 (g)	599	602
4.331% 1/1/35 (g)	224	222
4.425% 5/1/35 (g)	138	139
4.432% 3/1/35 (g)	304	301
4.449% 8/1/34 (g)	490	486
4.5% 10/1/19 to 9/1/31 (c)	23,392	23,489
4.523% 2/1/34 (g)	150	149
4.548% 10/1/33 (g)	142	141
4.568% 2/1/35 (g)	46	46
4.606% 1/1/20 (g)	871	867
4.625% 4/1/33 (g)	720	719
4.634% 4/1/33 (g)	24	24
4.706% 7/1/34 (g)	1,825	1,802
4.708% 2/1/35 (g)	1,067	1,064
4.739% 8/1/35 (g)	744	740
4.747% 1/1/35 (g)	1,339	1,324
4.753% 12/1/34 (g)	176	173
4.766% 4/1/35 (g)	68	69
4.804% 8/1/33 (g)	637	641
4.823% 10/1/34 (g)	1,700	1,681
4.833% 12/1/35 (g)	1,912	1,896
4.86% 4/1/33 (g)	1,775	1,749
4.87% 9/1/33 (g)	506	510
4.87% 7/1/35 (g)	1,086	1,086
4.933% 1/1/35 (g)	537	533
4.936% 7/1/35 (g)	46	46
5% 9/1/16 to 11/1/38 (b)(e)	103,641	104,587
5% 12/1/23 (b)(c)	2,000	2,023
5% 12/11/38 (b)	37,000	37,243
5% 12/11/38 (b)(c)	10,000	10,066
5% 1/13/39 (b)(c)	36,000	36,187
5.05% 1/1/37 (g)	1,296	1,290
5.07% 7/1/33 (g)	113	114
5.095% 7/1/34 (g)	419	414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.152% 5/1/35 (g)	$ 131	$ 133
5.157% 6/1/35 (g)	685	686
5.16% 10/1/18 (g)	85	85
5.174% 8/1/34 (g)	1,098	1,092
5.205% 11/1/32 (g)	361	361
5.264% 12/1/36 (g)	554	552
5.279% 3/1/35 (g)	110	109
5.307% 7/1/35 (g)	765	767
5.326% 6/1/36 (g)	1,855	1,857
5.329% 7/1/35 (g)	459	459
5.342% 2/1/37 (g)	561	561
5.365% 1/1/32 (g)	145	143
5.482% 6/1/32 (g)	345	339
5.489% 2/1/35 (g)	39	38
5.5% 1/1/09 to 7/1/37 (c)	85,588	87,346
5.5% 12/11/38	10,000	10,167
5.5% 12/11/38 (b)	31,000	31,518
5.5% 12/11/38 (b)	10,000	10,167
5.5% 12/11/38 (b)(c)	40,000	40,669
5.573% 10/1/36 (g)	285	287
5.656% 6/1/36 (g)	1,470	1,476
5.702% 1/1/35 (g)	2,309	2,276
5.77% 3/1/36 (g)	3,309	3,330
5.797% 1/1/36 (g)	579	584
5.806% 11/1/36 (g)	889	884
5.823% 7/1/36 (g)	611	617
5.845% 3/1/36 (g)	1,877	1,898
5.845% 9/1/36 (g)	907	903
5.853% 3/1/36 (g)	1,562	1,574
5.897% 5/1/36 (g)	1,735	1,748
5.918% 1/1/35 (g)	1,970	1,939
5.952% 4/1/36 (g)	398	402
5.952% 9/1/36 (g)	931	946
5.954% 5/1/36 (g)	567	573
6% 3/1/09 to 11/1/37 (c)	113,667	116,744
6.002% 9/1/36 (c)(g)	771	783
6.013% 4/1/36 (g)	6,133	6,184
6.076% 3/1/37 (g)	997	1,011
6.087% 4/1/36 (g)	5,211	5,259
6.091% 9/1/36 (g)	640	649
6.12% 4/1/36 (g)	901	910
6.198% 5/1/37 (g)	84	85
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.217% 2/1/35 (g)	$ 109	$ 110
6.226% 5/1/36 (g)	1,893	1,915
6.241% 6/1/36 (g)	3,145	3,185
6.243% 6/1/36 (g)	138	137
6.245% 8/1/46 (g)	321	326
6.346% 5/1/36 (g)	1,316	1,333
6.429% 4/1/37 (g)	967	987
6.499% 12/1/36 (g)	204	209
6.5% 5/1/12 to 9/1/47 (c)	65,987	68,194
6.555% 12/1/36 (g)	286	291
6.784% 9/1/37 (g)	1,489	1,519
6.862% 9/1/37 (g)	676	690
6.946% 9/1/37 (g)	536	547
7% 12/1/15 to 7/1/37	9,224	9,631
7.124% 9/1/37 (g)	797	815
7.5% 8/1/22 to 5/1/37	13,738	14,334
8% 12/1/29 to 3/1/37	176	185
8.5% 1/1/16 to 7/1/31	220	239
9% 2/1/13 to 10/1/30	542	600
9.5% 11/1/09 to 8/1/22	85	95
11% 8/1/10	12	12
12.25% 5/1/15	16	18
12.5% 8/1/15 to 3/1/16	18	21
12.75% 2/1/15	4	5
13.5% 9/1/14	3	4
		679,151
Freddie Mac - 37.3%
3.744% 5/1/34 (g)	32	31
4.275% 6/1/35 (g)	291	293
4.316% 12/1/34 (g)	234	232
4.407% 3/1/35 (g)	301	297
4.449% 2/1/34 (g)	182	177
4.455% 3/1/35 (g)	267	264
4.577% 6/1/33 (g)	2,071	2,094
4.591% 3/1/34 (g)	2,520	2,489
4.719% 1/1/35 (g)	2,361	2,357
4.79% 2/1/36 (g)	264	262
4.801% 3/1/35 (g)	541	534
4.897% 11/1/35 (g)	971	960
5% 6/1/18 to 8/1/36	33,806	34,082
5% 12/11/38 (b)	10,000	10,054
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.023% 4/1/35 (g)	$ 140	$ 140
5.163% 10/1/33 (g)	1,732	1,761
5.218% 12/1/33 (g)	1,094	1,081
5.364% 3/1/35 (g)	177	174
5.455% 4/1/37 (g)	417	417
5.5% 6/1/09 to 1/1/38	34,047	34,680
5.5% 12/11/38 (b)(c)	35,000	35,514
5.5% 12/11/38 (b)(c)	36,000	36,529
5.5% 12/11/38 (b)(c)	8,000	8,118
5.5% 12/11/38 (b)(c)	8,000	8,118
5.5% 12/11/38 (b)(c)	12,000	12,176
5.5% 12/11/38 (b)(c)	12,000	12,176
5.5% 12/11/38 (b)(c)	11,000	11,162
5.5% 1/13/39 (b)	36,000	36,470
5.5% 1/13/39 (b)	8,000	8,104
5.5% 1/13/39 (c)	4,000	4,052
5.5% 1/13/39 (b)	8,000	8,104
5.519% 11/1/31 (g)	64	63
5.54% 1/1/37 (g)	1,936	1,933
5.735% 10/1/35 (g)	257	257
5.772% 3/1/37 (g)	2,026	2,013
5.781% 4/1/37 (g)	1,991	1,987
5.808% 6/1/37 (g)	1,576	1,587
5.834% 5/1/37 (g)	585	586
5.947% 4/1/36 (g)	1,317	1,324
6% 4/1/14 to 7/1/37 (e)	38,955	40,009
6.006% 6/1/36 (g)	596	599
6.128% 10/1/36 (g)	138	140
6.142% 12/1/36 (g)	877	885
6.149% 4/1/37 (g)	708	718
6.172% 7/1/36 (g)	3,374	3,404
6.238% 5/1/36 (g)	577	583
6.244% 3/1/36 (g)	2,980	3,020
6.326% 7/1/36 (g)	642	648
6.36% 10/1/36 (g)	3,429	3,471
6.418% 6/1/37 (g)	168	170
6.422% 12/1/36 (g)	1,683	1,715
6.5% 4/1/11 to 8/1/47	27,107	27,939
6.566% 6/1/37 (g)	210	214
6.591% 6/1/36 (g)	426	434
6.592% 12/1/36 (g)	3,862	3,950
6.624% 7/1/36 (g)	2,842	2,903
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.626% 1/1/37 (g)	$ 2,105	$ 2,132
6.641% 8/1/37 (g)	1,183	1,202
6.671% 10/1/36 (g)	1,668	1,690
6.839% 10/1/36 (g)	2,396	2,452
7% 6/1/21 to 9/1/36	6,492	6,751
7.128% 2/1/37 (g)	256	265
7.5% 11/1/10 to 4/1/37	10,726	11,241
7.524% 4/1/37 (g)	122	126
7.7% 8/1/36 (g)	15	16
8% 11/1/16 to 1/1/37	253	270
8.5% 7/1/09 to 9/1/20	27	30
9% 7/1/13 to 5/1/21	226	248
10% 6/1/09 to 5/1/19	43	49
10.5% 8/1/10 to 2/1/16	3	4
12.5% 10/1/12 to 12/1/14	31	34
13% 12/1/13 to 6/1/15	72	83
		400,047
Government National Mortgage Association - 13.5%
5% 5/15/36	5,121	5,174
5% 12/18/38	5,000	5,020
5.5% 12/1/38 (b)	9,000	9,141
5.5% 12/1/38 (b)	5,000	5,078
5.5% 12/18/38 (b)	5,000	5,078
5.5% 12/18/38 (b)	7,000	7,109
5.5% 12/18/38 (b)	5,000	5,078
5.5% 12/18/38 (c)	10,000	10,175
5.5% 12/18/38 (b)	1,300	1,323
5.5% 12/18/38 (b)	7,000	7,109
5.5% 12/18/38 (b)	1,000	1,018
5.5% 1/1/39 (b)	15,000	15,228
5.5% 1/21/39 (b)	12,000	12,160
5.5% 1/21/39 (b)	10,000	10,152
6% 7/15/38 to 11/15/38	8,000	8,187
6% 12/18/38 (b)	15,000	15,308
6% 12/18/38 (b)	9,000	9,185
6.5% 5/15/28 to 7/15/36	7,476	7,875
7% 2/15/24 to 7/15/32	3,426	3,544
7.5% 9/15/16 to 4/15/32	1,175	1,249
8% 6/15/21 to 12/15/25	457	496
8.5% 8/15/16 to 10/15/28	673	741
9% 11/20/17	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
10.5% 12/20/15 to 2/20/18	$ 58	$ 67
13.5% 7/15/11	2	2
		145,499
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,205,169)		1,224,697
Asset-Backed Securities - 6.2%

Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 1.615% 12/25/35 (g)	571	433
Series 2006-M3 Class A2A, 1.445% 10/25/36 (g)	319	304
Argent Securities, Inc. Series 2006-M2 Class A2A, 1.445% 9/25/36 (g)	916	887
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 3.045% 9/25/35 (g)	1,965	50
Series 2005-FR1 Class M1, 1.895% 6/25/35 (g)	600	362
Series 2006-HE1 Class 1A2, 1.615% 12/25/35 (g)	3,893	3,737
Series 2007-HE3 Class 1A1, 1.515% 4/25/37 (g)	640	551
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	582
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 1.445% 8/26/36 (g)	62	60
Series 2006-NC2 Class A2A, 1.435% 9/25/36 (g)	97	93
Series 2006-WF2 Class A2B, 5.735% 5/25/36	395	384
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 1.515% 1/25/37 (g)	56	54
Series 2007-11 Class 2A1, 1.455% 6/25/47 (g)	4,628	3,975
Series 2007-4 Class A1A, 1.515% 9/25/37 (g)	3,830	3,426
Series 2007-5 Class 2A1, 1.495% 4/25/29 (g)	2,302	1,913
Series 2007-BC2 Class 2A1, 1.485% 6/25/37 (g)	746	631
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 1.455% 10/25/36 (g)	364	315
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 1.505% 4/25/36 (g)	488	475
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	358
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	175
Fremont Home Loan Trust Series 2006-3 Class 2A1, 1.465% 2/25/37 (g)	24	23
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(g)	160	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-AR2 Class B1, 3.295% 8/25/34 (g)	$ 796	$ 73
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 3.3288% 3/25/36 (g)	63	61
Helios Finance L.P. Series 2007-S1 Class B1, 2.1525% 10/20/14 (a)(g)	2,325	1,346
Home Equity Asset Trust Series 2006-8 Class 2A1, 1.445% 3/25/37 (g)	51	44
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	63	62
Class A1B, 1.495% 7/25/36 (g)	498	484
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	8,424
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.945% 6/25/35 (g)	1,785	1,384
Series 2006-1 Class 2A2, 1.535% 2/25/36 (g)	1	1
Series 2006-2 Class 2A2, 1.525% 3/25/36 (g)	494	479
Series 2006-8 Class 2A1, 1.435% 9/25/36 (g)	267	250
Luminent Mortgage Trust Series 2006-5 Class A1A, 1.585% 7/25/36 (g)	1,685	653
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 1.465% 7/25/37 (g)	494	453
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 1.775% 8/25/35 (g)	7,184	6,465
Series 2006-HE6 Class A2A, 1.435% 9/25/36 (g)	856	808
Series 2007-HE2 Class A2A, 1.435% 1/25/37 (g)	84	73
Series 2007-HE4 Class A2A, 1.505% 2/25/37 (g)	89	77
Series 2007-NC3 Class A2A, 1.455% 5/25/37 (g)	48	39
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 1.495% 4/25/37 (g)	1,009	848
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (g)	126	117
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	4,205	762
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	6,370	1,297
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	4,540	976
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	4	4
Newcastle CDO VIII Series 2006-8A Class 4, 3.8588% 11/1/52 (a)(g)	5,000	850
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	196	190
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 1.465% 1/25/37 (g)	$ 173	$ 148
Ocala Funding LLC Series 2006-1A Class A, 2.8525% 3/20/11 (a)(g)	2,100	840
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 1.485% 5/25/37 (g)	290	253
Series 2007-6 Class 2A1, 1.455% 7/25/37 (g)	303	264
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 1.455% 9/25/37 (g)	807	758
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 1.465% 9/25/36 (g)	655	621
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (a)	158	158
RAMP Trust Series 2006-RS4 Class A2, 1.505% 7/25/36 (g)	4,420	3,879
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	406	367
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 1.465% 2/25/37 (g)	359	311
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 3.115% 1/25/36 (g)	500	27
Series 2006-FR4 Class A2A, 1.475% 8/25/36 (g)	418	359
Series 2007-NC1 Class A2A, 1.445% 12/25/36 (g)	287	251
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	172	169
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 1.825% 5/25/35 (g)	1,995	1,177
Series 2007-BC4 Class A3, 3.5088% 11/25/37 (g)	2,494	2,223
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 1.485% 6/25/37 (g)	5,655	4,709
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 3.895% 10/25/36 (a)(g)	662	58
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 1.495% 7/25/36 (g)	1,097	940
Series 2007-2 Class A1, 1.485% 4/25/37 (g)	4,169	3,836
TOTAL ASSET-BACKED SECURITIES (Cost $86,295)		66,430
Collateralized Mortgage Obligations - 17.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 6.0%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (g)	$ 6,360	$ 4,174
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 2.5388% 2/17/52 (a)(g)	910	771
Series 2006-2A Class 2C, 2.5288% 2/17/52 (a)(g)	2,250	1,713
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)	559	425
Series 2004-1 Class 2A2, 4.6819% 10/25/34 (g)	1,782	1,316
Series 2004-A:
Class 2A1, 3.555% 2/25/34 (g)	416	311
Class 2A2, 4.1069% 2/25/34 (g)	1,795	1,344
Series 2004-D Class 2A1, 3.6108% 5/25/34 (g)	216	163
Series 2004-J Class 2A1, 4.7586% 11/25/34 (g)	901	665
Series 2005-D Class 2A7, 4.7881% 5/25/35 (g)	970	576
Series 2005-H:
Class 1A1, 5.3189% 9/25/35 (g)	202	152
Class 2A2, 4.8% 9/25/35 (g)	1,043	620
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 5.9015% 1/25/35 (g)	877	569
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (g)	117	88
Series 2007-A2 Class 2A1, 4.8915% 7/25/37 (g)	590	439
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (g)	2,167	1,582
Class A4, 4.3903% 8/25/34 (g)	2,058	1,506
Series 2006-AR7 Class 1A1, 5.7644% 11/25/36 (g)	202	120
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	21	18
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 1.795% 3/25/35 (g)	83	34
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.4281% 1/28/32 (a)(g)	233	123
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1087% 10/25/34 (g)	2,212	1,607
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 4.9725% 10/18/54 (a)(g)	770	392
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 2.6875% 11/20/56 (a)(g)	1,675	849
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.2888% 10/11/41 (a)(g)	2,520	1,942
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 2.7675% 12/20/54 (g)	$ 700	$ 105
Series 2006-2 Class C1, 4.9725% 12/20/54 (g)	155	23
Series 2007-1:
Class 1C1, 3.5038% 12/20/54 (g)	940	141
Class 2C1, 3.6338% 12/20/54 (g)	500	75
Series 2007-2 Class 2C1, 4.98% 12/17/54 (g)	1,355	203
Granite Mortgages PLC floater Series 2003-3 Class 1B, 4.9525% 1/20/44 (g)	661	231
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7717% 7/25/35 (g)	920	530
Series 2007-AR2 Class 2A1, 4.8371% 4/25/35 (g)	936	683
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 5.1425% 7/15/40 (a)(g)	490	401
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (g)	1,875	1,308
Luminent Mortgage Trust floater Series 2006-1 Class A1, 1.635% 4/25/36 (g)	2,608	1,045
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 1.605% 5/25/47 (g)	1,000	408
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	2,854	2,380
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.565% 2/25/37 (g)	4,112	2,001
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.9225% 6/15/22 (a)(g)	4,998	3,074
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2304% 8/25/34 (g)	3,078	2,231
Series 2006-A6 Class A4, 5.4037% 10/25/33 (g)	2,739	2,106
Permanent Financing No. 4 PLC Class 3C, 3.6169% 6/10/42 (g)	1,405	1,347
Permanent Financing No. 8 PLC floater Class 3C, 3.3369% 6/10/42 (g)	610	440
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	759	464
Series 2004-SL2 Class A1, 6.5% 10/25/16	93	80
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (g)	1,766	1,330
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 3.895% 12/25/36 (a)(g)	795	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.: - continued
Series 2003-15A Class 4A, 5.4533% 4/25/33 (g)	$ 1,566	$ 1,226
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,145	895
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	1	1
Series 2004-AR7 Class A6, 3.9394% 7/25/34 (g)	395	385
Series 2004-RA3 Class 2A, 6.3495% 8/25/38 (g)	11,797	9,240
Series 2005-AR16 Class 1A3, 5.1029% 12/25/35 (g)	2,065	1,313
Series 2005-AR3 Class A2, 4.6373% 3/25/35 (g)	3,596	2,663
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5436% 11/25/34 (g)	1,564	1,157
Class A9, 4.5436% 11/25/34 (g)	3,490	2,096
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (g)	939	626
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (g)	334	223
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	3,542	2,486
TOTAL PRIVATE SPONSOR		64,431
U.S. Government Agency - 11.9%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,397	3,479
Class PZ, 6% 2/25/24	2,647	2,671
Series 1999-15 Class PC, 6% 9/25/18	774	780
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,141
Series 1993-165 Class SH, 15.7338% 9/25/23 (g)	162	188
Series 1999-17 Class PG, 6% 4/25/29	5,603	5,739
Series 2003-22 6% 4/25/33 (h)	4,224	656
Series 2003-26 Class KI, 5% 12/25/15 (h)	1,733	83
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	1,936	208
Series 2006-48 Class LF, 0% 8/25/34 (g)	33	32
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	3,783	3,190
Series 339 Class 29, 5.5% 7/1/18 (h)	1,891	298
Series 348 Class 14, 6.5% 8/1/34 (h)	885	125
Series 351:
Class 12, 5.5% 4/1/34 (h)	671	162
Class 13, 6% 3/1/34 (h)	848	139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 359, Class 19 6% 7/1/35 (h)	$ 854	$ 198
Series 384 Class 6, 5% 7/25/37 (h)	4,532	571
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,990	4,086
Series 2001-52 Class YZ, 6.5% 10/25/31	214	219
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,082
Series 2001-72 Class NZ, 6% 12/25/31	1,178	1,195
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,768
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,090
Series 2005-73 Class SA, 13.923% 8/25/35 (g)	931	980
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	4,809	4,920
Series 2001-31 Class ZC, 6.5% 7/25/31	1,663	1,717
Series 2002-79 Class Z, 5.5% 11/25/22	2,178	2,147
Series 2003-80 Class CG, 6% 4/25/30	621	644
Series 2005-41 Class LA, 5.5% 5/25/35	3,208	3,236
Series 1999-33 Class PK, 6% 7/25/29	2,753	2,821
Series 2001-63 Class PG, 6% 12/25/31	2,005	2,048
Series 2001-74 Class QE, 6% 12/25/31	1,916	1,957
Series 2003-21 Class SK, 6.705% 3/25/33 (g)(h)	852	92
Series 2003-3 Class HS, 6.255% 9/25/16 (g)(h)	54	2
Series 2003-35:
Class BS, 5.605% 4/25/17 (g)(h)	583	28
Class TQ, 6.105% 5/25/18 (g)(h)	754	73
Series 2003-42:
Class HS, 5.705% 12/25/17 (g)(h)	6,986	533
Class SJ, 5.655% 11/25/22 (g)(h)	961	84
Series 2003-48 Class HI, 5% 11/25/17 (h)	2,827	238
Series 2004-54 Class SW, 4.605% 6/25/33 (g)(h)	3,811	251
Series 2006-4 Class IT, 6% 10/25/35 (h)	421	68
Series 2007-36:
Class GO, 4/25/37 (i)	504	436
Class SG, 5.205% 4/25/37 (g)(h)	6,528	557
Series 2007-57 Class SA, 32.25% 6/25/37 (g)	4,866	6,566
Series 2007-66:
Class SA, 31.23% 7/25/37 (g)	3,191	4,241
Class SB, 31.23% 7/25/37 (g)	973	1,342
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	$ 191	$ 176
Class GY, 0% 5/15/37 (g)	221	199
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	5,035	5,120
Series 2104 Class PG, 6% 12/15/28	1,509	1,537
Series 2162 Class PH, 6% 6/15/29	345	352
Series 70 Class C, 9% 9/15/20	108	117
sequential payer Series 2114 Class ZM, 6% 1/15/29	728	741
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,743	1,794
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (g)	500	425
Series 3129 Class MF, 0% 7/15/34 (g)	352	351
Series 3222 Class HF, 0% 9/15/36 (g)	538	537
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,984	2,019
Series 2131 Class BG, 6% 3/15/29	7,991	8,136
Series 2137 Class PG, 6% 3/15/29	1,941	1,974
Series 2154 Class PT, 6% 5/15/29	2,965	3,015
Series 2435 Class VG, 6% 2/15/13	691	709
Series 2488 Class PR, 6% 8/15/32	1,058	1,076
Series 2585 Class KS, 6.1775% 3/15/23 (g)(h)	487	44
Series 2590 Class YR, 5.5% 9/15/32 (h)	135	26
Series 2802 Class OB, 6% 5/15/34 (d)(e)	3,375	3,371
Series 2810 Class PD, 6% 6/15/33	2,540	2,548
Series 3077 Class TO, 4/15/35 (i)	4,107	3,272
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,284	2,310
Series 2274 Class ZM, 6.5% 1/15/31	780	808
Series 2281 Class ZB, 6% 3/15/30	952	975
Series 2388 Class ZA, 6% 12/15/31	4,921	5,018
Series 2417 Class KZ, 6% 2/15/32	1,042	1,056
Series 2502 Class ZC, 6% 9/15/32	1,671	1,677
Series 2504 Class Z, 6% 9/15/32	1,501	1,526
Series 2564 Class ES, 6.1775% 2/15/22 (g)(h)	806	58
Series 2575 Class ID, 5.5% 8/15/22 (h)	133	15
Series 2750 Class ZT, 5% 2/15/34	2,750	2,425
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2817 Class SD, 5.6275% 7/15/30 (g)(h)	$ 1,436	$ 105
Series 3097 Class IA, 5.5% 3/15/33 (h)	3,795	504
Series 1658 Class GZ, 7% 1/15/24	2,193	2,268
Series 2587 Class IM, 6.5% 3/15/33 (h)	1,412	237
Series 2844:
Class SC, 37.5538% 8/15/24 (g)	101	152
Class SD, 67.9575% 8/15/24 (g)	148	294
Series 2957 Class SW, 4.5775% 4/15/35 (g)(h)	5,849	310
Series 3002 Class SN, 5.0775% 7/15/35 (g)(h)	5,891	468
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,917	1,957
Series 2003-11 Class S, 5.1275% 2/16/33 (g)(h)	4,627	420
Series 2004-32 Class GS, 5.0775% 5/16/34 (g)(h)	1,332	96
TOTAL U.S. GOVERNMENT AGENCY		127,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $218,368)		191,730
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4352% 2/14/43 (g)	8,300	6,827
Class PS1, 1.5564% 2/14/43 (g)(h)	16,639	517
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 2.195% 10/25/36 (a)(g)	262	73
Class B2, 2.745% 10/25/36 (a)(g)	171	44
Class B3, 3.995% 10/25/36 (a)(g)	306	74
Class M4, 1.825% 10/25/36 (a)(g)	262	107
Class M5, 1.875% 10/25/36 (a)(g)	334	120
Class M6, 1.955% 10/25/36 (a)(g)	647	207
Series 2006-4A:
Class B1, 2.095% 12/25/36 (a)(g)	102	52
Class B2, 2.645% 12/25/36 (a)(g)	98	48
Class B3, 3.845% 12/25/36 (a)(g)	181	89
Series 2007-1:
Class B1, 2.065% 3/25/37 (a)(g)	150	50
Class B2, 2.545% 3/25/37 (a)(g)	110	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1: - continued
Class B3, 4.745% 3/25/37 (a)(g)	$ 313	$ 91
Class M1, 1.665% 3/25/37 (a)(g)	126	73
Class M2, 1.685% 3/25/37 (a)(g)	97	54
Class M3, 1.715% 3/27/37 (a)(g)	85	46
Class M4, 1.765% 3/25/37 (a)(g)	65	30
Class M5, 1.815% 3/25/37 (a)(g)	106	44
Class M6, 1.895% 3/25/37 (a)(g)	150	56
Series 2007-2A:
Class B1, 2.995% 7/25/37 (a)(g)	117	36
Class B2, 3.645% 7/25/37 (a)(g)	99	23
Class B3, 4.745% 7/25/37 (a)(g)	112	24
Class M4, 2.045% 7/25/37 (a)(g)	144	56
Class M5, 2.145% 7/25/37 (a)(g)	130	48
Class M6, 2.395% 7/25/37 (a)(g)	162	54
Series 2007-3:
Class B1, 2.345% 7/25/37 (a)(g)	102	51
Class B2, 2.995% 7/25/37 (a)(g)	268	126
Class B3, 5.395% 7/25/37 (a)(g)	138	63
Class M1, 1.705% 7/25/37 (a)(g)	91	54
Class M2, 1.735% 7/25/37 (a)(g)	94	55
Class M3, 1.765% 7/25/37 (a)(g)	153	84
Class M4, 1.895% 7/25/37 (a)(g)	244	132
Class M5, 1.995% 7/25/37 (a)(g)	122	65
Class M6, 2.195% 7/25/37 (a)(g)	94	48
Series 2007-4A:
Class B1, 3.945% 9/25/37 (a)(g)	138	40
Class B2, 4.845% 9/25/37 (a)(g)	512	143
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0237% 5/15/35 (a)(g)(h)	27,311	870
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,086
Class F, 7.734% 1/15/32	600	587
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	596	540
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	683	621
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 2.9225% 7/15/19 (a)(g)	250	50
Class SHDC, 2.4225% 7/15/19 (a)(g)	119	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2006-TFL2 Class SHDD, 2.7725% 7/15/19 (a)(g)	$ 67	$ 15
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	731	667
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.4975% 3/1/20 (a)(g)	780	484
Class D, 2.5475% 3/1/20 (a)(g)	235	146
Class E, 2.6175% 3/1/20 (a)(g)	390	242
Class F, 2.6575% 3/1/20 (a)(g)	195	117
Class G, 2.6975% 3/1/20 (a)(g)	95	57
Class H, 2.8275% 3/1/20 (a)(g)	160	96
Class J, 3.0275% 3/1/20 (a)(g)	230	133
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,118	889
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	671	601
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	420	382
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	603	548
Series 2007-C2 Class A1, 5.226% 2/15/40	532	482
Series 2004-C2 Class XCP, 1.0169% 3/1/36 (a)(g)(h)	62,797	1,268
Series 2007-C1 Class XCP, 0.6536% 2/15/40 (g)(h)	14,955	238
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	536	475
Series 2007-6 Class A1, 5.175% 3/12/51	598	541
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,973)		20,902
Cash Equivalents - 4.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $47,400)	47,401	$ 47,400
TOTAL INVESTMENT PORTFOLIO - 144.5% (Cost $1,587,205)		1,551,159
NET OTHER ASSETS - (44.5)%		(477,810)
NET ASSETS - 100%		$ 1,073,349
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
56 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2009	$ 12,142	$ (92)

The face value of futures sold as a percentage of net assets - 1.1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (Rating-B2) (f)

	Oct. 2034	$ 457	$ (417)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (Rating-B1) (f)	Dec. 2034	477	(435)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (f)	August 2035	1,000	(919)
TOTAL CREDIT DEFAULT SWAPS		1,934	(1,771)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.41% with Credit Suisse First Boston	Sept. 2010	57,000	(1,332)
		$ 58,934	$ (3,103)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,464,000 or 2.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $170,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,721,000.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$47,400,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 23,153
Bank of America, NA	23,016
Barclays Capital, Inc.	1,231
$ 47,400
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,551,159	$ -	$ 1,542,045	$ 9,114
Other Financial Instruments*	$ (3,195)	$ (92)	$ (1,332)	$ (1,771)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,301	$ (804)
Total Realized Gain (Loss)	41	-*
Total Unrealized Gain (Loss)	(654)	(78)
Cost of Purchases	8,388	-
Proceeds of Sales	(1,791)	-
Amortization/Accretion	(181)	-
Transfer in/out of Level 3	1,010	(889)
Ending Balance	$ 9,114	$ (1,771)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $11,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,587,211,000. Net unrealized depreciation aggregated $36,052,000, of which $25,855,000 related to appreciated investment securities and $61,907,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,934,000 representing 0.18% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

1.813055.104

SFI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,241,600
Media - 0.4%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	944,726
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,645,000	2,610,821
Time Warner Cable, Inc. 5.4% 7/2/12	1,245,000	1,140,335
Viacom, Inc. 5.75% 4/30/11	860,000	783,668
		5,479,550
TOTAL CONSUMER DISCRETIONARY		9,721,150
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	2,885,000	2,885,000
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,798,631
		5,683,631
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,848,631
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,225,592	2,247,425
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,028,350
7.5% 10/1/09	1,525,000	1,506,458
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	2,946,070
Kinder Morgan Energy Partners LP 6.3% 2/1/09	1,640,000	1,637,563
Pemex Project Funding Master Trust 9.125% 10/13/10	1,300,000	1,352,000
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	589,167	589,455
4.633% 6/15/10 (c)	353,889	354,091
		14,510,043
FINANCIALS - 4.6%
Capital Markets - 1.1%
American Capital Strategies Ltd. 6.85% 8/1/12	2,700,000	1,519,196
Bear Stearns Companies, Inc.:
3.25% 3/25/09	1,565,000	1,551,442
5.85% 7/19/10	4,015,000	4,032,991
Credit Suisse USA, Inc. 2.0363% 6/5/09 (g)	2,875,000	2,808,447
Goldman Sachs Group, Inc. 6.875% 1/15/11	13,000	12,567
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	786,956
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.05% 1/21/11	$ 1,283,000	$ 1,211,933
6.75% 4/15/11	1,695,000	1,597,782
		13,521,314
Commercial Banks - 1.3%
Bank of America NA 2.835% 5/12/10 (g)	2,350,000	2,169,216
Bank One Corp. 7.875% 8/1/10	885,000	910,086
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,037,099
HSBC Holdings PLC 7.5% 7/15/09	1,215,000	1,200,433
Korea Development Bank 3.875% 3/2/09	1,600,000	1,585,088
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,258,681
US Bancorp 4.5% 7/29/10	1,120,000	1,111,289
Wells Fargo & Co. 3.98% 10/29/10	5,710,000	5,636,724
		15,908,616
Consumer Finance - 0.7%
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,184,461
4.75% 5/15/09	1,563,000	1,533,147
MBNA Capital I 8.278% 12/1/26	1,200,000	987,141
Nelnet, Inc.:
5.125% 6/1/10	550,000	331,643
7.4% 9/29/36 (g)	2,860,000	572,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	2,090,000	2,063,750
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	671,993	667,459
		8,339,601
Diversified Financial Services - 0.5%
Bank of America Corp.:
7.4% 1/15/11	275,000	277,537
7.8% 2/15/10	522,000	529,075
Citigroup Funding, Inc. 1.3988% 4/23/09 (g)	1,125,000	1,107,699
Iberbond 2004 PLC 4.826% 12/24/17 (i)	2,276,956	1,707,717
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	270,000	224,100
JPMorgan Chase & Co. 4.891% 9/1/15 (g)	2,440,000	2,437,924
		6,284,052
Insurance - 0.1%
Metropolitan Life Global Funding I 3.9613% 6/25/10 (c)(g)	2,105,000	1,881,834
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
Brandywine Operating Partnership LP 5.625% 12/15/10	$ 2,910,000	$ 2,439,697
Colonial Properties Trust 4.75% 2/1/10	1,245,000	1,131,582
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,823,085
5% 5/3/10	1,310,000	786,000
Duke Realty LP:
5.25% 1/15/10	615,000	557,401
5.625% 8/15/11	915,000	777,750
6.95% 3/15/11	719,000	611,150
Mack-Cali Realty LP 7.25% 3/15/09	520,000	512,340
Simon Property Group LP 4.6% 6/15/10	1,130,000	992,109
		10,631,114
Thrifts & Mortgage Finance - 0.0%
Countrywide Home Loans, Inc. 4.125% 9/15/09	63,000	60,888
Independence Community Bank Corp. 5.2638% 6/20/13 (g)	860,000	586,430
		647,318
TOTAL FINANCIALS		57,213,849
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	2,230,000	2,224,913
4.125% 8/15/09	675,000	659,119
5.125% 11/15/10	1,643,000	1,597,607
		4,481,639
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,573,490
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,842,982
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	110,680	104,039
6.978% 10/1/12	46,555	40,968
7.024% 4/15/11	2,000,000	1,820,000
Continental Airlines, Inc. 7.056% 3/15/11	749,000	700,315
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	$ 1,645,000	$ 1,332,450
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	266,743	248,071
6.201% 3/1/10	216,822	208,149
6.602% 9/1/13	525,364	488,588
7.186% 10/1/12	651,521	599,400
		5,541,980
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,229,791
5.625% 1/15/12	3,030,000	2,521,093
		3,750,884
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.15% 10/15/10	2,900,000	2,863,225
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	980,000	958,845
		3,822,070
TOTAL INDUSTRIALS		19,531,406
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	855,000	812,250
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,460,020
TOTAL MATERIALS		2,272,270
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.8%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,786,801
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,761,262
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	3,782,200
Telecom Italia Capital SA 4% 1/15/10	4,770,000	4,316,850
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	3,825,872
Telefonos de Mexico SA de CV 4.75% 1/27/10	2,455,000	2,417,502
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp. 7.25% 12/1/10	$ 3,435,000	$ 3,484,814
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,415,162
		22,790,463
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 4.125% 3/1/09	3,925,000	3,872,978
Vodafone Group PLC:
5.5% 6/15/11	3,380,000	3,263,894
7.75% 2/15/10	950,000	947,559
		8,084,431
TOTAL TELECOMMUNICATION SERVICES		30,874,894
UTILITIES - 1.9%
Electric Utilities - 1.0%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	945,320
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,380,153
Exelon Corp. 4.45% 6/15/10	3,750,000	3,573,506
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,076,032
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,169,467
Southern Co. 2.9175% 8/20/10 (g)	2,505,000	2,411,030
		12,555,508
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,005,688
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,406,350
		4,412,038
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.8663% 6/17/10 (g)	1,505,000	1,506,073
6.3% 9/30/66 (g)	1,680,000	823,200
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,585,590
KeySpan Corp. 7.625% 11/15/10	790,000	810,151
NiSource Finance Corp. 7.875% 11/15/10	780,000	702,072
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NSTAR 8% 2/15/10	$ 715,000	$ 735,703
Sempra Energy 4.75% 5/15/09	1,055,000	1,036,801
		7,199,590
TOTAL UTILITIES		24,167,136
TOTAL NONCONVERTIBLE BONDS (Cost $181,139,848)		168,456,018
U.S. Government and Government Agency Obligations - 53.8%

U.S. Government Agency Obligations - 15.9%
Fannie Mae:
0% 9/25/09	26,920,000	26,596,879
3% 7/12/10	53,000,000	53,766,857
3.25% 2/10/10	11,000,000	11,165,352
4.75% 3/12/10 (b)	46,673,000	48,131,531
Freddie Mac 4.875% 2/9/10 (b)	55,860,000	57,710,363
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		197,370,982
U.S. Treasury Obligations - 37.9%
U.S. Treasury Notes:
1.25% 11/30/10 (k)	207,255,000	208,079,749
1.75% 11/15/11	78,812,000	79,803,297
4.625% 8/31/11	14,209,000	15,551,083
4.875% 4/30/11 (d)	50,695,000	55,352,603
4.875% 5/31/11 (e)	86,098,000	94,169,688
4.875% 7/31/11	15,901,000	17,482,402
TOTAL U.S. TREASURY OBLIGATIONS		470,438,822
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $657,251,722)		667,809,804
U.S. Government Agency - Mortgage Securities - 8.5%
	Principal Amount	Value
Fannie Mae - 6.6%
3.933% 1/1/34 (g)	$ 85,801	$ 85,913
4.082% 6/1/35 (g)	258,308	258,099
4.173% 1/1/35 (g)	237,378	234,474
4.185% 8/1/33 (g)	143,315	140,485
4.196% 5/1/35 (g)	1,156,559	1,128,132
4.205% 1/1/35 (g)	110,466	108,294
4.25% 2/1/34 (g)	109,821	109,009
4.25% 2/1/35 (g)	112,392	111,360
4.262% 1/1/34 (g)	120,437	119,738
4.263% 7/1/35 (g)	214,771	215,948
4.291% 2/1/35 (g)	779,717	770,935
4.296% 5/1/33 (g)	27,677	27,792
4.303% 3/1/33 (g)	57,689	57,178
4.325% 2/1/35 (g)	1,385,546	1,380,592
4.326% 7/1/35 (g)	350,155	352,145
4.331% 1/1/35 (g)	134,292	133,030
4.363% 10/1/37 (g)	732,866	724,430
4.375% 2/1/35 (g)	949,691	940,858
4.384% 7/1/33 (g)	654,765	646,430
4.406% 8/1/34 (g)	2,362,960	2,312,353
4.406% 8/1/35 (g)	191,792	188,527
4.422% 10/1/34 (g)	549,243	544,269
4.425% 5/1/35 (g)	69,013	69,614
4.43% 6/1/35 (g)	662,395	666,604
4.432% 3/1/35 (g)	182,304	180,624
4.436% 2/1/35 (g)	395,058	393,434
4.486% 10/1/33 (g)	1,061,095	1,052,010
4.548% 10/1/33 (g)	86,803	86,065
4.554% 5/1/35 (g)	2,018,444	2,005,408
4.56% 6/1/33 (g)	1,203,781	1,198,488
4.566% 9/1/35 (g)	856,476	851,017
4.568% 2/1/35 (g)	26,171	26,149
4.569% 7/1/35 (g)	1,872,907	1,859,581
4.6% 10/1/33 (g)	105,084	104,225
4.632% 1/1/34 (g)	70,085	68,561
4.634% 4/1/33 (g)	14,752	14,803
4.658% 10/1/35 (g)	249,571	250,264
4.689% 10/1/34 (g)	592,639	584,219
4.704% 11/1/35 (g)	760,526	756,982
4.714% 7/1/35 (g)	581,073	577,954
4.739% 8/1/35 (g)	646,833	643,502
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.744% 10/1/35 (g)	$ 614,706	$ 612,006
4.753% 12/1/34 (g)	101,658	100,416
4.766% 4/1/35 (g)	40,609	41,111
4.767% 7/1/35 (g)	6,412,068	6,359,838
4.768% 1/1/35 (g)	752,710	744,371
4.785% 8/1/35 (g)	322,134	320,984
4.794% 10/1/34 (g)	595,416	583,506
4.806% 11/1/34 (g)	306,505	303,242
4.827% 1/1/35 (g)	2,126,697	2,101,775
4.852% 1/1/35 (g)	693,471	686,155
4.896% 2/1/36 (g)	9,222,936	9,177,647
4.911% 7/1/35 (g)	1,369,197	1,365,201
4.926% 8/1/34 (g)	966,863	956,209
4.933% 7/1/34 (g)	405,049	403,726
4.978% 5/1/35 (g)	305,170	305,280
5% 3/1/18 to 6/1/18	2,075,863	2,114,947
5.002% 9/1/34 (g)	1,463,775	1,448,247
5.054% 7/1/35 (g)	1,603,730	1,595,540
5.09% 9/1/34 (g)	114,696	113,515
5.109% 5/1/36 (g)	621,766	632,239
5.119% 7/1/35 (g)	2,387,556	2,365,075
5.125% 5/1/35 (g)	404,512	402,205
5.137% 3/1/37 (g)	705,261	701,254
5.152% 5/1/35 (g)	77,403	78,730
5.154% 9/1/35 (g)	3,698,835	3,696,924
5.157% 6/1/35 (g)	401,743	402,203
5.16% 10/1/18 (g)	49,609	49,794
5.161% 9/1/35 (g)	2,141,265	2,140,266
5.185% 3/1/35 (g)	60,884	60,426
5.279% 3/1/35 (g)	66,260	65,290
5.297% 2/1/36 (g)	456,672	457,624
5.33% 10/1/35 (g)	398,644	406,940
5.348% 2/1/36 (g)	136,438	134,627
5.379% 11/1/35 (g)	572,245	573,327
5.489% 2/1/35 (g)	23,132	23,004
5.5% 7/1/13 to 6/1/19	7,819,251	8,008,900
5.509% 11/1/36 (g)	719,715	718,353
5.557% 5/1/36 (g)	1,676,022	1,687,513
5.756% 1/1/36 (g)	786,472	790,395
5.796% 3/1/36 (g)	387,511	390,067
6.042% 4/1/36 (g)	247,518	249,703
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.069% 1/1/35 (g)	$ 85,419	$ 85,798
6.146% 4/1/36 (g)	495,479	500,076
6.217% 2/1/35 (g)	63,220	63,601
6.5% 6/1/11 to 3/1/35	5,627,953	5,814,959
7% 12/1/08 to 6/1/32	537,949	563,132
7.5% 5/1/12 to 10/1/14	52,340	54,810
11.5% 11/1/15	19,004	20,085
TOTAL FANNIE MAE		82,450,531
Freddie Mac - 1.8%
4.275% 6/1/35 (g)	181,788	183,251
4.316% 12/1/34 (g)	149,035	147,585
4.362% 2/1/35 (g)	175,398	173,217
4.407% 3/1/35 (g)	190,056	187,777
4.42% 4/1/35 (g)	970,764	954,694
4.449% 2/1/34 (g)	109,400	106,358
4.455% 3/1/35 (g)	162,433	160,543
4.494% 4/1/35 (g)	766,629	760,154
4.527% 2/1/35 (g)	306,576	303,563
4.591% 1/1/35 (g)	1,875,133	1,861,383
4.621% 2/1/35 (g)	134,985	132,852
4.698% 11/1/35 (g)	1,319,475	1,310,221
4.746% 4/1/35 (g)	1,142,042	1,127,184
4.771% 4/1/35 (g)	637,207	636,556
4.909% 12/1/35 (g)	869,913	852,899
4.921% 9/1/35 (g)	716,904	713,499
4.926% 11/1/35 (g)	633,384	627,987
4.976% 4/1/35 (g)	1,198,350	1,205,058
5.118% 1/1/36 (g)	582,631	588,004
5.27% 8/1/36 (g)	452,338	453,606
5.296% 6/1/35 (g)	428,257	425,850
5.346% 8/1/34 (g)	297,436	298,710
5.356% 6/1/37 (g)	812,803	812,960
5.364% 3/1/35 (g)	107,968	105,974
5.577% 2/1/35 (g)	206,695	203,466
5.577% 5/1/36 (g)	1,632,927	1,639,378
5.722% 7/1/37 (g)	583,428	583,746
5.758% 1/1/37 (g)	959,439	959,231
5.811% 1/1/36 (g)	425,518	426,213
5.835% 1/1/36 (g)	1,716,251	1,722,755
5.842% 1/1/35 (g)	218,519	214,055
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.885% 6/1/35 (g)	$ 280,883	$ 283,214
6.096% 6/1/36 (g)	465,237	467,624
6.718% 9/1/36 (g)	1,186,267	1,213,550
8.5% 5/1/26 to 7/1/28	137,154	149,293
12% 11/1/19	8,703	9,927
TOTAL FREDDIE MAC		22,002,337
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (g)	313,873	294,362
7% 1/15/25 to 6/15/32	593,221	615,516
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		909,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $105,603,180)		105,362,746
Asset-Backed Securities - 10.0%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	599,234	414,783
Series 2004-4 Class A2D, 1.745% 1/25/35 (g)	150,189	119,165
ACE Securities Corp. Home Equity Loan Trust Series 2003-HE1 Class M1, 2.37% 11/25/33 (g)	405,273	248,935
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	2,835,000	1,701,000
American Express Credit Account Master Trust Series 2004-C Class C, 1.9225% 2/15/12 (c)(g)	132,486	117,579
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,326,062
Series 2005-CF Class A4, 4.63% 6/6/12	1,949,077	1,682,348
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	3,300,105
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	892,697
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,059,382
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 2.095% 11/25/34 (g)	1,370,000	881,867
Series 2004-R11 Class M1, 2.055% 11/25/34 (g)	2,040,000	1,271,966
Series 2004-R9 Class M2, 2.045% 10/25/34 (g)	1,515,000	882,062
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 1.725% 6/25/32 (g)	91,052	69,713
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.:
Series 2003-W7:
Class A2, 3.6488% 3/1/34 (g)	$ 76,477	$ 57,945
Class M1, 3.9488% 3/1/34 (g)	2,500,000	1,382,548
Series 2003-W9 Class M1, 2.085% 3/25/34 (g)	1,544,402	942,285
Series 2004-W5 Class M1, 1.995% 4/25/34 (g)	830,000	571,613
Arran Funding Ltd. Series 2005-A Class C, 1.7425% 12/15/10 (g)	3,530,000	3,425,203
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 2.515% 6/25/34 (g)	574,814	358,396
Series 2004-HE6 Class A2, 1.755% 6/25/34 (g)	569,601	427,023
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.87% 5/28/44 (g)	498,763	359,259
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.915% 2/28/44 (g)	380,902	302,044
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 2.045% 9/25/34 (g)	906,926	557,912
Series 2007-HE3 Class 1A1, 1.515% 4/25/37 (g)	628,962	540,929
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,227,800
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 1.7975% 6/15/10 (g)	1,240,000	1,207,838
Series 2006-1 Class B, 5.26% 10/15/10	500,000	478,360
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	759,500
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	450,000
Capital One Auto Finance Trust Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,125,512
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	2,920,880
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,641,997
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	875,557
Capital Trust Ltd. Series 2004-1:
Class A2, 1.9025% 7/20/39 (c)(g)	645,000	161,250
Class B, 2.2025% 7/20/39 (c)(g)	340,000	51,000
Class C, 2.5525% 7/20/39 (c)(g)	435,000	43,500
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	5,623,768
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	831,198
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	313,437	313,682
Chase Issuance Trust:
Series 2006-3 Class C, 1.6525% 6/15/11 (g)	2,905,000	2,614,500
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2007-15 Class A, 4.96% 9/17/12	$ 6,510,000	$ 6,178,218
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	217,998	217,846
Class B, 5.23% 2/20/13	145,893	141,438
Class D, 5.48% 2/20/13	162,459	148,882
Series 2006-VT2 Class A3, 5.07% 2/20/10	1,966,539	1,962,971
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	3,699,366
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	2,751,510
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.805% 12/25/33 (c)(g)	607,641	505,861
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	708,685
Series 2007-A Class A3, 4.98% 10/15/10	1,676,372	1,669,982
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1.645% 7/25/34 (g)	86,799	62,075
Series 2004-3 Class 3A4, 1.645% 8/25/34 (g)	353,660	273,644
Series 2004-4 Class A, 1.765% 8/25/34 (g)	53,139	33,222
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	224,903	224,277
Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	786,519
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	653,221	567,077
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	803,876
Discover Card Master Trust I Series 2003-4 Class B1, 1.7525% 5/16/11 (g)	1,775,000	1,766,872
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	130,996	98,247
Class E, 6.971% 3/8/10 (c)	865,000	827,463
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 3.3918% 5/28/35 (g)	159,655	122,641
Class AB3, 3.5349% 5/28/35 (g)	62,502	45,132
Fieldstone Mortgage Investment Corp. Series 2006-2 Class M1, 1.705% 7/25/36 (g)(h)	1,430,000	95,524
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 1.505% 4/25/36 (g)	408,084	396,990
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	236,187	225,708
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	$ 2,040,000	$ 1,326,000
Series 2006-C Class B, 5.3% 6/15/12	750,000	525,000
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	343,000
Class C, 5.8% 2/15/13	775,000	503,750
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.0525% 10/18/54 (c)(g)	785,000	570,208
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,354,884
Class C, 5.43% 2/16/15	1,845,000	1,265,836
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 2.07% 2/25/34 (g)	93,578	51,556
Class M2, 2.145% 2/25/34 (g)	150,000	113,033
Series 2004-D:
Class M4, 2.345% 11/25/34 (g)	104,293	77,209
Class M5, 2.395% 11/25/34 (g)	66,415	25,519
Series 2006-3 Class 2A1, 1.465% 2/25/37 (g)	20,105	19,490
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,050,150	931,725
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(h)	41,199,802	103,000
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(h)	87,772,307	228,147
GE Capital Credit Card Master Note Trust Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	2,853,028
Greenpoint Credit LLC Series 2001-1 Class 1A, 1.7925% 4/20/32 (g)	233,029	228,174
GSAMP Trust Series 2003-HE2 Class M1, 2.045% 8/25/33 (g)	273,482	218,653
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 1.535% 10/25/35 (g)	438,349	403,007
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 2.475% 5/25/30 (c)(g)	944,478	425,015
Series 2006-3:
Class B, 1.795% 9/25/46 (c)(g)	700,000	140,000
Class C, 1.945% 9/25/46 (c)(g)	1,750,000	262,500
Home Equity Asset Trust:
Series 2002-2 Class A4, 2.155% 6/25/32 (g)	5,664	2,084
Series 2003-3 Class A4, 2.315% 2/25/33 (g)	493	328
Series 2003-5 Class A2, 2.095% 12/25/33 (g)	39,981	31,754
Series 2003-7 Class A2, 2.155% 3/25/34 (g)	4,243	2,530
Series 2003-8 Class M1, 2.475% 4/25/34 (g)	624,684	365,855
Series 2004-1 Class M2, 3.095% 6/25/34 (g)	371,085	240,341
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-3 Class M2, 3.095% 8/25/34 (g)	$ 406,838	$ 277,300
Series 2006-8 Class 2A1, 1.445% 3/25/37 (g)	43,547	37,473
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,317,074
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 1.9125% 1/20/35 (g)	196,752	124,066
Class M2, 1.9425% 1/20/35 (g)	147,564	89,834
Series 2005-3 Class A1, 1.7125% 1/20/35 (g)	1,227,261	838,182
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	504,308	484,451
Class C, 4.22% 2/15/12	38,268	36,786
Series 2006-B Class C, 5.25% 5/15/13	620,000	565,386
Series 2007-A Class A3A, 5.04% 1/17/12	2,090,000	2,025,917
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	237,645	217,408
Class C, 5.61% 12/15/14 (c)	857,140	814,822
Lancer Funding Ltd. Series 2006-1A Class A3, 5.9075% 4/6/46 (c)(g)	347,882	3,479
Long Beach Mortgage Loan Trust Series 2005-WL1 Class M2, 1.945% 6/25/35 (g)	1,090,000	844,960
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	591,936	493,067
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	141,874	112,474
Class C, 6.125% 4/20/28 (c)	141,874	103,262
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (c)(g)	1,620,000	1,501,254
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 2.045% 7/25/34 (g)	878,834	743,110
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.735% 8/25/34 (g)	131,511	82,970
Series 2006-HE6 Class A2A, 1.435% 9/25/36 (g)	713,513	673,467
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 2.375% 2/25/33 (g)	79,980	68,046
Series 2002-HE2 Class M1, 2.895% 8/25/32 (g)	552,844	348,370
Series 2002-NC1 Class M1, 2.595% 2/25/32 (c)(g)	469,768	345,577
Series 2003-NC1 Class M1, 2.97% 11/25/32 (g)	398,441	242,866
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 1.495% 4/25/37 (g)	81,521	68,495
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (g)	$ 110,321	$ 102,475
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(h)	1,725,000	159,563
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,790,750	435,851
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	1,265,000	121,250
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	900,000	60,750
Series 2006-1 Class AIO, 5.5% 4/25/11 (h)	1,410,000	141,000
Series 2006-2 Class AIO, 6% 8/25/11 (h)	700,000	70,000
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	5,140,000	950,746
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	880,000	159,509
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,103,291
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	3,417	3,384
Newcastle CDO VIII Series 2006-8A Class 4, 3.8588% 11/1/52 (c)(g)	1,000,000	170,000
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	349,567	342,575
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	192,775	186,603
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,242,605
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 2.075% 9/25/34 (g)	380,000	228,915
Class M3, 2.645% 9/25/34 (g)	730,000	317,867
Class M4, 2.845% 9/25/34 (g)	1,000,000	266,600
Series 2004-WHQ2 Class A3E, 1.815% 2/25/35 (g)	176,824	128,446
Series 2004-WWF1 Class M4, 2.495% 1/25/35 (g)	1,905,000	640,623
Series 2005-WHQ2 Class M7, 2.645% 5/25/35 (g)(h)	362,000	21,821
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (c)	108,991	108,643
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,161,546
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	200,585	181,467
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	2,358,810	2,287,648
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	601,693	601,693
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 3.0188% 6/15/21 (g)	1,800,000	1,404,000
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust: - continued
Series 2004-A:
Class B, 3.3988% 6/15/33 (g)	$ 400,000	$ 254,534
Class C, 3.7688% 6/15/33 (g)	1,020,000	816,000
Series 2004-B Class C, 3.6888% 9/15/33 (g)	1,900,000	1,007,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.8725% 3/15/11 (c)(g)	2,520,000	2,411,325
Swift Master Auto Receivables Trust Series 2007-2 Class A, 2.0725% 10/15/12 (g)	1,515,000	1,299,606
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.825% 9/25/34 (g)	83,246	60,730
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	3,615,000	2,724,897
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	2,224,662	2,193,415
Class D, 5.54% 12/20/12 (c)	2,245,000	1,144,950
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	1,362,799
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,500,000	1,155,000
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	850,000	778,019
Whinstone Capital Management Ltd. Series 1A Class B3, 4.435% 10/25/44 (c)(g)	1,163,625	174,544
TOTAL ASSET-BACKED SECURITIES (Cost $161,303,162)		124,586,601
Collateralized Mortgage Obligations - 5.5%

Private Sponsor - 2.7%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)	474,961	361,278
Series 2004-A:
Class 2A1, 3.555% 2/25/34 (g)	350,000	262,102
Class 2A2, 4.1069% 2/25/34 (g)	1,507,234	1,128,713
Series 2004-D Class 2A1, 3.6108% 5/25/34 (g)	183,659	138,439
Series 2004-J Class 2A1, 4.7586% 11/25/34 (g)	637,446	470,869
Series 2005-H:
Class 1A1, 5.3189% 9/25/35 (g)	169,657	127,795
Class 2A2, 4.8% 9/25/35 (g)	233,073	138,463
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 1.675% 1/25/35 (g)	256,554	130,647
Series 2005-2 Class 1A1, 1.645% 3/25/35 (g)	592,921	316,272
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater: - continued
Series 2005-5 Class 1A1, 1.615% 7/25/35 (g)	$ 528,195	$ 278,566
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (g)	272,916	205,391
Series 2007-A2 Class 2A1, 4.8915% 7/25/37 (g)	658,107	489,429
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (g)	2,114,515	1,543,526
Class A4, 4.3903% 8/25/34 (g)	1,642,237	1,201,721
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	11,431	10,038
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 1.795% 1/25/34 (g)	77,716	39,780
Series 2004-2 Class 7A3, 1.795% 2/25/35 (g)	215,839	110,522
Series 2004-4 Class 5A2, 1.795% 3/25/35 (g)	55,665	22,600
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 2.135% 5/25/34 (g)	32,639	18,552
Series 2004-AR5 Class 11A2, 2.135% 6/25/34 (g)	47,316	21,389
Series 2004-AR8 Class 8A2, 1.775% 9/25/34 (g)	49,065	29,309
Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (g)	596,825	453,309
Granite Master Issuer PLC floater Series 2006-2 Class C1, 4.9725% 12/20/54 (g)	2,575,000	386,250
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8371% 4/25/35 (g)	663,559	483,735
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.8925% 7/15/40 (g)	3,175,000	3,170,641
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 1.845% 10/25/34 (g)	586,932	360,605
Impac CMB Trust floater Series 2004-9:
Class M2, 2.37% 1/25/35 (g)	142,180	63,223
Class M3, 2.445% 1/25/35 (g)	105,397	43,384
Class M4, 2.97% 1/25/35 (g)	53,760	20,366
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (g)	3,013,941	2,102,633
Series 2007-A1 Class 1A1, 4.1985% 7/25/35 (g)	283,661	194,665
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 1.8013% 9/26/45 (c)(g)	332,031	171,976
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 1.665% 3/25/35 (g)	80,710	50,593
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	191,045	144,092
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2464% 8/25/17 (g)	$ 254,624	$ 214,646
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 1.785% 3/25/28 (g)	386,715	229,725
Series 2003-F Class A2, 3.805% 10/25/28 (g)	441,709	266,432
Series 2004-B Class A2, 3.0788% 6/25/29 (g)	484,414	288,650
Series 2004-C Class A2, 3.1088% 7/25/29 (g)	385,095	230,153
Series 2004-D Class A2, 3.4625% 9/25/29 (g)	384,625	230,486
MortgageIT Trust floater Series 2004-2:
Class A1, 1.765% 12/25/34 (g)	492,144	342,981
Class A2, 1.845% 12/25/34 (g)	665,306	434,539
Permanent Financing No. 4 PLC Class 3C, 3.6169% 6/10/42 (g)	1,215,000	1,164,513
Permanent Financing No. 5 PLC floater Series 3 Class C, 3.6169% 6/10/42 (g)	1,935,000	1,548,000
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (g)	901,933	680,529
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	409,224	250,066
Series 2005-AR5 Class 1A1, 5.381% 9/19/35 (g)	354,136	268,255
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	250,050	188,593
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,129,812
Class E, 6.706% 11/15/35 (c)	365,000	298,834
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (g)	142,564	87,723
Series 2004-3 Class A, 3.635% 5/20/34 (g)	326,614	200,803
Series 2004-4 Class A, 4.4388% 5/20/34 (g)	287,398	180,314
Series 2004-5 Class A3, 3.1663% 6/20/34 (g)	317,901	210,854
Series 2004-6 Class A3A, 3.4913% 6/20/35 (g)	221,590	144,019
Series 2004-7 Class A3A, 3.4094% 8/20/34 (g)	268,876	166,628
Series 2004-8 Class A2, 3.5063% 9/20/34 (g)	408,423	250,997
Series 2005-1 Class A2, 3.3344% 2/20/35 (g)	331,162	207,800
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 1.595% 6/25/35 (g)	211,478	136,024
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 1.795% 9/25/33 (c)(g)	147,201	128,167
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	1,517,544	854,816
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	$ 160,511	$ 133,160
Series 2003-AR10 Class A7, 4.6719% 10/25/33 (g)	879,256	572,417
Series 2004-AR7 Class A6, 3.9394% 7/25/34 (g)	335,000	326,165
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (g)	1,039,620	773,380
Series 2004-V Class 1A2, 3.97% 10/25/34 (g)	665,117	488,753
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (g)	159,963	106,516
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,447,482	2,292,446
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (g)	288,229	192,732
Series 2005-AR4 Class 2A2, 4.5418% 4/25/35 (g)	5,815,610	3,878,922
TOTAL PRIVATE SPONSOR		33,789,723
U.S. Government Agency - 2.8%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	626,236	644,958
Series 2006-64 Class PA, 5.5% 2/25/30	3,797,212	3,886,974
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	4,888,648	4,995,638
Series 2006-54 Class PE, 6% 2/25/33	1,652,518	1,691,560
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,040,805	1,065,372
Series 2003-76 Class BA, 4.5% 3/25/18	2,556,012	2,580,614
Series 2004-3 Class BA, 4% 7/25/17	104,885	104,762
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	464,647	472,737
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,507,793	1,528,711
Series 2690 Class PD, 5% 2/15/27	2,687,827	2,731,195
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,232,791
Series 2901 Class UM, 4.5% 1/15/30	3,525,387	3,552,414
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	955,223	982,343
Series 2635 Class DG, 4.5% 1/15/18	2,931,952	2,942,845
Series 2780 Class A, 4% 12/15/14	2,464,047	2,462,295
Series 2786 Class GA, 4% 8/15/17	1,226,678	1,225,327
Series 2970 Class YA, 5% 9/15/18	977,923	995,865
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 1803 Class A, 6% 12/15/08	$ 5,394	$ 5,387
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	63,689	64,113
TOTAL U.S. GOVERNMENT AGENCY		34,165,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,233,541)		67,955,624
Commercial Mortgage Securities - 4.2%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9881% 2/3/11 (c)(g)(h)	14,604,540	293,069
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5564% 2/14/43 (g)(h)	4,369,221	135,855
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	575,811	522,430
Series 2007-3 Class A1, 5.659% 6/10/49 (g)	1,339,246	1,066,464
Series 2006-6 Class XP, 0.6028% 10/10/45 (g)(h)	32,421,228	455,557
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0278% 7/11/43 (c)(g)(h)	5,286,301	99,762
Series 2004-6 Class XP, 0.673% 12/10/42 (g)(h)	11,808,936	112,764
Series 2005-4 Class XP, 0.3185% 7/10/45 (g)(h)	15,414,356	83,951
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 1.975% 12/25/33 (c)(g)	1,006,503	840,430
Series 2004-1:
Class A, 1.755% 4/25/34 (c)(g)	461,805	341,459
Class B, 3.295% 4/25/34 (c)(g)	57,726	23,379
Class M1, 1.955% 4/25/34 (c)(g)	28,863	18,256
Class M2, 2.595% 4/25/34 (c)(g)	28,863	15,802
Series 2004-2:
Class A, 1.825% 8/25/34 (c)(g)	489,265	371,841
Class M1, 1.975% 8/25/34 (c)(g)	157,776	104,132
Series 2004-3:
Class A1, 1.765% 1/25/35 (c)(g)	594,423	444,985
Class A2, 1.815% 1/25/35 (c)(g)	92,879	68,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class A2, 1.785% 1/25/36 (c)(g)	$ 1,037,254	$ 707,926
Class B1, 2.795% 1/25/36 (c)(g)	64,828	22,852
Class M1, 1.845% 1/25/36 (c)(g)	324,142	188,002
Class M2, 1.865% 1/25/36 (c)(g)	129,657	70,339
Class M3, 1.895% 1/25/36 (c)(g)	129,657	66,449
Class M4, 2.005% 1/25/36 (c)(g)	64,828	30,956
Class M5, 2.045% 1/25/36 (c)(g)	64,828	29,335
Class M6, 2.095% 1/25/36 (c)(g)	64,828	26,742
Series 2007-1:
Class A2, 1.665% 3/25/37 (c)(g)	434,476	288,927
Class B1, 2.065% 3/25/37 (c)(g)	138,058	45,890
Class B2, 2.545% 3/25/37 (c)(g)	101,513	30,454
Class B3, 4.745% 3/25/37 (c)(g)	284,237	82,429
Class M1, 1.665% 3/25/37 (c)(g)	117,755	68,298
Class M2, 1.685% 3/25/37 (c)(g)	89,332	49,132
Class M3, 1.715% 3/27/37 (c)(g)	77,150	42,047
Class M4, 1.765% 3/25/37 (c)(g)	56,847	26,434
Class M5, 1.815% 3/25/37 (c)(g)	97,453	40,930
Class M6, 1.895% 3/25/37 (c)(g)	133,997	49,740
Series 2007-3:
Class B1, 2.345% 7/25/37 (c)(g)	94,450	46,715
Class B2, 2.995% 7/25/37 (c)(g)	243,995	114,678
Class B3, 5.395% 7/25/37 (c)(g)	126,170	58,038
Class M1, 1.705% 7/25/37 (c)(g)	82,644	49,528
Class M2, 1.735% 7/25/37 (c)(g)	86,579	50,224
Class M3, 1.765% 7/25/37 (c)(g)	141,675	77,482
Class M4, 1.895% 7/25/37 (c)(g)	224,318	121,132
Class M5, 1.995% 7/25/37 (c)(g)	110,191	58,677
Class M6, 2.195% 7/25/37 (c)(g)	86,579	44,155
Series 2007-4A:
Class A2, 1.945% 9/25/37 (c)(g)	987,527	524,179
Class B1, 3.945% 9/25/37 (c)(g)	133,824	38,809
Class B2, 4.845% 9/25/37 (c)(g)	507,607	142,130
Class M1, 2.345% 9/25/37 (c)(g)	124,595	54,161
Class M2, 2.445% 9/25/37 (c)(g)	124,595	49,215
Class M4, 2.995% 9/25/37 (c)(g)	332,252	115,325
Class M5, 3.145% 9/25/37 (c)(g)	332,252	104,593
Class M6, 3.345% 9/25/37 (c)(g)	332,252	96,253
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	5,071,394	81,142
Series 2006-2A Class IO, 1.7976% 7/25/36 (a)(c)(h)	13,590,000	815,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	$ 625,000	$ 621,675
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,652,306	1,314,671
Series 2002-TOP8 Class X2, 2.2966% 8/15/38 (c)(g)(h)	5,909,417	196,089
Series 2003-PWR2 Class X2, 0.6048% 5/11/39 (c)(g)(h)	15,824,019	167,592
Series 2004-PWR6 Class X2, 0.8074% 11/11/41 (c)(g)(h)	6,942,356	113,174
Series 2005-PWR9 Class X2, 0.5555% 9/11/42 (c)(g)(h)	42,430,192	479,966
Series 2007-T28 Class A1, 5.422% 9/11/42	722,409	626,403
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0237% 5/15/35 (c)(g)(h)	37,369,660	1,190,620
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	720,314	681,326
Series 2004-C2 Class XP, 1.0913% 10/15/41 (c)(g)(h)	8,509,688	159,987
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6152% 10/15/48 (g)(h)	60,171,351	908,208
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	707,638	625,225
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 1.9225% 6/15/22 (c)(g)	499,904	234,228
Series 2004-LBN2 Class X2, 0.9709% 3/10/39 (c)(g)(h)	2,207,447	34,683
Series 2005-LP5 Class XP, 0.5262% 5/10/43 (g)(h)	15,117,739	103,387
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	297,578	293,770
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8685% 12/15/39 (g)(h)	47,166,271	1,025,437
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	16,890,696	302,183
Series 2003-C3 Class ASP, 1.8791% 5/15/38 (c)(g)(h)	16,672,414	351,046
Series 2004-C1 Class ASP, 1.1034% 1/15/37 (c)(g)(h)	11,393,170	198,927
Series 2005-C1 Class ASP, 0.5137% 2/15/38 (c)(g)(h)	17,184,486	131,389
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2005-C2 Class ASP, 0.7332% 4/15/37 (c)(g)(h)	$ 13,881,778	$ 187,112
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,693,186	1,650,184
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	908,902
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.306% 5/15/33 (c)(g)(h)	10,477,652	181,476
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	625,917
Class C, 5.707% 2/15/36	910,000	740,559
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,890,236	1,638,214
Series 2004-C3 Class X2, 0.8296% 12/10/41 (g)(h)	10,352,560	121,127
Series 2006-C1 Class XP, 0.2997% 11/10/45 (g)(h)	21,200,332	107,566
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1647% 1/5/36 (c)(g)(h)	16,862,938	236,511
Series 2005-GG3 Class XP, 0.9466% 8/10/42 (c)(g)(h)	46,595,085	678,816
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(h)	98,860,000	1,393,926
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.4975% 3/1/20 (c)(g)	720,000	446,400
Class D, 2.5475% 3/1/20 (c)(g)	215,000	133,300
Class E, 2.6175% 3/1/20 (c)(g)	360,000	223,200
Class F, 2.6575% 3/1/20 (c)(g)	180,000	108,000
Class G, 2.6975% 3/1/20 (c)(g)	90,000	54,000
Class H, 2.8275% 3/1/20 (c)(g)	150,000	90,000
Class J, 3.0275% 3/1/20 (c)(g)	215,000	124,700
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	295,978	299,323
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,308,522
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	103,444	103,868
Class B, 7.3% 8/3/15 (c)	505,000	507,761
Class D, 7.97% 8/3/15 (c)	425,000	429,401
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	$ 591,653	$ 570,261
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(g)(h)	5,073,401	47,469
Series 2003-CB7 Class X2, 0.9356% 1/12/38 (c)(g)(h)	3,434,612	40,377
Series 2003-LN1 Class X2, 0.7962% 10/15/37 (c)(g)(h)	19,040,052	201,832
Series 2004-C1 Class X2, 1.1441% 1/15/38 (c)(g)(h)	3,281,380	51,020
Series 2004-CB8 Class X2, 1.2658% 1/12/39 (c)(g)(h)	4,040,551	72,487
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	1,018,090	923,800
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	1,947,896	1,928,581
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	685,104	626,187
Series 2006-C7 Class A1, 5.279% 11/15/38	320,791	291,785
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	428,401	389,261
Series 2007-C2 Class A1, 5.226% 2/15/40	399,279	361,248
Series 2002-C4 Class XCP, 1.6166% 10/15/35 (c)(g)(h)	9,386,557	102,724
Series 2002-C7 Class XCP, 1.1835% 1/15/36 (c)(g)(h)	7,619,392	67,370
Series 2003-C1 Class XCP, 1.4714% 12/15/36 (c)(g)(h)	4,200,213	62,054
Series 2004-C2 Class XCP, 1.0169% 3/1/36 (c)(g)(h)	6,373,742	128,688
Series 2004-C6 Class XCP, 0.8342% 8/15/36 (c)(g)(h)	13,611,342	123,602
Series 2005-C7 Class XCP, 0.3652% 11/15/40 (g)(h)	73,994,079	420,235
Series 2006-C1 Class XCP, 0.5144% 2/15/41 (g)(h)	58,930,010	594,398
Series 2006-C6 Class XCP, 0.848% 9/15/39 (g)(h)	26,139,968	548,654
Series 2007-C1 Class XCP, 0.6536% 2/15/40 (g)(h)	10,776,736	171,837
Series 2007-C2 Class XCP, 0.7081% 2/15/40 (g)(h)	49,695,301	878,022
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.782% 7/14/16 (c)(g)(h)	11,856,733	117,619
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,002,574
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7838% 7/12/34 (c)(g)(h)	3,931,968	35,765
Series 2005-MCP1 Class XP, 0.728% 6/12/43 (g)(h)	13,528,878	216,486
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
Series 2005-MKB2 Class XP, 0.4167% 9/12/42 (g)(h)	$ 6,482,678	$ 40,250
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	454,278	410,820
Series 2007-8 Class A1, 4.622% 8/12/49	718,094	626,004
Series 2006-4 Class XP, 0.8153% 12/12/49 (g)(h)	21,455,484	452,159
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 1.0144% 4/15/38 (c)(g)(h)	6,077,208	111,038
Series 2006-HQ8 Class A1, 5.124% 3/12/44	226,254	214,848
Series 2006-T23 Class A1, 5.682% 8/12/41	522,517	477,617
Series 2007-HQ11 Class A1, 5.246% 2/20/44	730,626	654,265
Series 2003-IQ6 Class X2, 0.7133% 12/15/41 (c)(g)(h)	13,194,419	173,166
Series 2005-HQ5 Class X2, 0.4146% 1/14/42 (g)(h)	14,114,670	87,906
Series 2005-IQ9 Class X2, 1.1684% 7/15/56 (c)(g)(h)	13,414,166	314,825
Series 2005-TOP17 Class X2, 0.7532% 12/13/41 (g)(h)	9,545,704	157,783
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.521% 3/12/35 (c)(g)(h)	9,955,515	243,433
Series 2003-TOP9 Class X2, 1.5973% 11/13/36 (c)(g)(h)	6,387,240	135,945
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 1.8788% 3/24/18 (c)(g)	324,557	266,137
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,720,060	2,484,307
Series 2007-C30 Class A1, 5.031% 12/15/43	698,867	630,645
Series 2007-C31 Class A1, 5.14% 4/15/47	477,119	420,654
Series 2005-C18 Class XP, 0.4999% 4/15/42 (c)(g)(h)	19,783,275	172,971
Series 2005-C20 Class A3SF, 4.4075% 7/15/42 (g)	1,377,910	1,189,975
Series 2006-C23 Class X, 0.242% 1/15/45 (c)(g)(h)	259,571,789	1,066,529
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C24 Class XP, 0.2474% 3/15/45 (c)(g)(h)	$ 44,897,525	$ 179,536
Series 2007-C30 Class XP, 0.6216% 12/15/43 (c)(g)(h)	50,509,717	804,903
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,013,177)		52,855,766
Commercial Paper - 0.4%

Banco Bilbao Vizcaya Argentaria SA (London Branch) yankee 1.46% 12/19/08	4,000,000	3,996,757
Societe Generale North America, Inc. yankee 1.5% 12/18/08	1,000,000	999,252
TOTAL COMMERCIAL PAPER (Cost $4,996,168)		4,996,009
Fixed-Income Funds - 3.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund	47,460	3,465,521
Fidelity Ultra-Short Central Fund	613,869	40,816,150
TOTAL FIXED-INCOME FUNDS (Cost $65,812,202)		44,281,671
Cash Equivalents - 9.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 14,437,326	14,437,000
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (j)	100,889,522	100,887,000
TOTAL CASH EQUIVALENTS (Cost $115,324,000)		115,324,000
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $1,439,677,000)		1,351,628,239
NET OTHER ASSETS - (8.8)%		(109,750,829)
NET ASSETS - 100%		$ 1,241,877,410
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
109 Eurodollar 90 Day Index Contracts	Dec. 2008	$ 108,420,938	$ 406,952
95 Eurodollar 90 Day Index Contracts	March 2009	94,544,000	354,170
43 Eurodollar 90 Day Index Contracts	June 2009	42,793,063	165,916
43 Eurodollar 90 Day Index Contracts	Sept. 2009	42,788,763	176,116
TOTAL EURODOLLAR CONTRACTS		$ 288,546,764	$ 1,103,154

Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (f)

	Nov. 2034	$ 362,000	$ (148,042)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (Rating-Caa3) (f)	March 2035	266,194	(251,828)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3) (f)	Oct. 2034	128,249	(100,619)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (f)	May 2033	362,000	(181,130)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-B1) (f)

	Dec. 2034	$ 160,937	$ (146,183)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (f)	Oct. 2034	118,132	(106,925)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (f)	August 2034	155,658	(143,598)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (f)	Sept. 2034	105,811	(95,665)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (f)	August 2034	93,263	(42,577)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	176,615	(48,263)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (f)

	June 2035	$ 330,000	$ (305,694)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	31,876	(28,494)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	59,547	(32,486)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (f)	Feb. 2034	1,009	(935)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (f)	March 2009	1,000,000	(7,436)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13 (S&P Rating-CCC) (f)	Dec. 2008	2,600,000	(16,546)
TOTAL CREDIT DEFAULT SWAPS		$ 5,951,291	$ (1,656,421)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,340,686 or 5.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,400.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,312,500.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,707,717 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,208,716
(j) Includes investment made with cash collateral received from securities on loan.
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,437,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 7,052,047
Bank of America, NA	7,010,018
Barclays Capital, Inc.	374,935
$ 14,437,000
$100,887,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 100,887,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 59,643
Fidelity Ultra-Short Central Fund	493,884
Total	$ 553,527
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 6,291,778	$ 59,643	$ 2,298,181	$ 3,465,521	0.4%
Fidelity Ultra-Short Central Fund	76,202,764	-	25,703,192	40,816,150	2.1%
Total	$ 82,494,542	$ 59,643	$ 28,001,373	$ 44,281,671
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,351,628,239	$ 44,281,671	$ 1,300,899,494	$ 6,447,074
Other Financial Instruments*	$ (553,268)	$ 1,103,153	$ (382,579)	$ (1,273,842)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,559,315	$ (1,233,143)
Total Realized Gain (Loss)	6,289	-*
Total Unrealized Gain (Loss)	(673,538)	139,108
Cost of Purchases	-	-
Proceeds of Sales	(328,950)	-
Amortization/Accretion	(25,424)	-
Transfer in/out of Level 3	4,909,382	(179,807)
Ending Balance	$ 6,447,074	$ (1,273,842)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $18,577.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,438,768,179. Net unrealized depreciation aggregated $87,139,940, of which $12,852,705 related to appreciated investment securities and $99,992,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $5,951,291 representing 0.48% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2009